Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	37,457	17,514
	Ecolab Inc.	19,380	5,148
	Air Products & Chemicals Inc.	17,264	4,815
	Newmont Corp. (XNYS)	88,614	4,672
	Freeport-McMoRan Inc.	110,696	4,260
	Fastenal Co.	89,139	3,685
	Nucor Corp.	18,329	2,004
	International Paper Co.	41,037	1,962
	International Flavors & Fragrances Inc.	20,099	1,539
	Steel Dynamics Inc.	11,193	1,377
	CF Industries Holdings Inc.	13,310	1,207
	Reliance Inc.	4,119	1,206
	LyondellBasell Industries NV Class A	20,118	1,136
	Avery Dennison Corp.	6,291	1,118
	United States Steel Corp.	17,184	925
	Royal Gold Inc.	5,119	912
	Mosaic Co.	24,864	899
	Carpenter Technology Corp.	3,663	861
*	RBC Bearings Inc.	2,231	816
	Mueller Industries Inc.	8,603	670
	Eastman Chemical Co.	8,497	666
	Southern Copper Corp.	6,905	628
	Albemarle Corp.	9,218	514
	Alcoa Corp.	19,010	509
	UFP Industries Inc.	4,660	455
	Celanese Corp.	8,497	449
	Balchem Corp.	2,569	428
	Commercial Metals Co.	9,024	420
*	Coeur Mining Inc.	48,340	391
	FMC Corp.	9,509	386
	Element Solutions Inc.	17,155	367
	Timken Co.	5,206	356
	Hexcel Corp.	6,435	340
	NewMarket Corp.	509	328
	Sensient Technologies Corp.	3,416	323
	Cabot Corp.	4,271	319
	Avient Corp.	6,891	249
	Hecla Mining Co.	47,006	242
*	MP Materials Corp.	10,454	228
*	Cleveland-Cliffs Inc.	38,177	222
	Hawkins Inc.	1,547	206
	Scotts Miracle-Gro Co.	3,436	205
*	Uranium Energy Corp.	34,636	205
	Westlake Corp.	2,736	194
*	SSR Mining Inc. (XTSE)	16,261	192
	Olin Corp.	9,286	180
	Innospec Inc.	2,003	170
	Ashland Inc.	3,408	169
	Sylvamo Corp.	2,813	149
	Huntsman Corp.	13,244	147
	Minerals Technologies Inc.	2,565	146
*	Perimeter Solutions Inc.	10,738	130
*	Constellium SE	10,633	129
	Materion Corp.	1,647	127
*	Ingevity Corp.	2,951	122
	Quaker Chemical Corp.	1,115	121
	Chemours Co.	11,855	120
	Kaiser Aluminum Corp.	1,276	93
	Stepan Co.	1,712	93
*,1	Energy Fuels Inc.	15,477	76

		Shares	Market Value ($000)
*	Ecovyst Inc.	9,784	73
*	Novagold Resources Inc.	20,166	72
	Radius Recycling Inc.	2,345	69
	Worthington Steel Inc.	2,633	65
*	Century Aluminum Co.	3,994	62
*	MAC Copper Ltd.	4,703	57
	Tronox Holdings plc	9,609	55
*	Ivanhoe Electric Inc.	7,302	54
	Orion SA	4,646	51
	Koppers Holdings Inc.	1,614	50
	Ryerson Holding Corp.	2,409	50
*	Compass Minerals International Inc.	2,568	49
	AdvanSix Inc.	1,965	46
*	Perpetua Resources Corp.	3,304	46
*	Metallus Inc.	3,091	39
*	LSB Industries Inc.	4,846	37
*	Clearwater Paper Corp.	1,208	35
*	Intrepid Potash Inc.	869	33
*	Northwest Pipe Co.	774	30
	Olympic Steel Inc.	906	27
*	Encore Energy Corp.	13,001	26
*	Ur-Energy Inc.	27,843	23
	Mativ Holdings Inc.	3,867	22
*	ASP Isotopes Inc.	2,893	22
*	GrafTech International Ltd.	20,872	21
*	Dakota Gold Corp.	6,269	19
*	Rayonier Advanced Materials Inc.	4,611	18
*	Tredegar Corp.	2,137	18
	Caledonia Mining Corp. plc	1,021	17
*	Contango ORE Inc.	589	11
*	i-80 Gold Corp.	21,143	11
	American Vanguard Corp.	1,972	10
*	Lifezone Metals Ltd.	2,597	10
	FutureFuel Corp.	1,670	7
*	NN Inc.	3,340	7
*	Piedmont Lithium Inc.	1,095	7
*	LanzaTech Global Inc.	8,066	2
			68,771
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	730,430	149,745
*	Tesla Inc.	216,214	74,909
*	Netflix Inc.	33,278	40,174
	Costco Wholesale Corp.	34,508	35,895
	Walmart Inc.	337,738	33,341
	Home Depot Inc.	77,217	28,438
	McDonald's Corp.	56,073	17,599
	Walt Disney Co.	141,465	15,991
	Booking Holdings Inc.	2,577	14,222
*	Uber Technologies Inc.	157,937	13,292
	TJX Cos. Inc.	88,239	11,198
	Lowe's Cos. Inc.	43,926	9,915
*	Spotify Technology SA	11,397	7,581
	Starbucks Corp.	88,075	7,394
*	O'Reilly Automotive Inc.	4,500	6,154
	NIKE Inc. Class B	91,828	5,564
*	Chipotle Mexican Grill Inc.	106,140	5,315
*	AutoZone Inc.	1,316	4,913
	Royal Caribbean Cruises Ltd.	18,326	4,709
	Marriott International Inc. Class A	17,576	4,637
	Hilton Worldwide Holdings Inc.	18,516	4,600
*	Airbnb Inc. Class A	33,126	4,273
	General Motors Co.	76,642	3,802
*	Roblox Corp. Class A	41,061	3,571
	Ross Stores Inc.	25,179	3,527
*	Copart Inc.	67,975	3,499
	Target Corp.	35,742	3,360
	Yum! Brands Inc.	21,936	3,157
	Ford Motor Co.	303,514	3,150
*	Take-Two Interactive Software Inc.	13,772	3,116

		Shares	Market Value ($000)
	Electronic Arts Inc.	20,442	2,939
*	Lululemon Athletica Inc.	8,989	2,847
*	Carvana Co.	8,458	2,767
	eBay Inc.	36,942	2,703
	DR Horton Inc.	22,147	2,615
*	Trade Desk Inc. Class A	34,365	2,585
*	Coupang Inc.	90,665	2,543
	Garmin Ltd.	12,023	2,440
	Delta Air Lines Inc.	49,280	2,385
*	United Airlines Holdings Inc.	25,625	2,036
	Tractor Supply Co.	41,008	1,985
	Lennar Corp. Class A	18,624	1,976
	Darden Restaurants Inc.	9,146	1,959
*	Warner Bros Discovery Inc.	191,114	1,905
*	Carnival Corp.	80,172	1,862
*	Live Nation Entertainment Inc.	12,352	1,695
*	Ulta Beauty Inc.	3,552	1,675
	Dollar General Corp.	16,823	1,636
	Expedia Group Inc.	9,479	1,581
	PulteGroup Inc.	15,905	1,559
	Southwest Airlines Co.	46,331	1,547
	Williams-Sonoma Inc.	9,546	1,544
*	Duolingo Inc.	2,907	1,511
*	Liberty Media Corp.-Liberty Formula One Class C	15,531	1,499
	RB Global Inc. (XTSE)	14,063	1,481
*	NVR Inc.	205	1,459
*	Dollar Tree Inc.	15,908	1,436
	Tapestry Inc.	17,545	1,378
	Genuine Parts Co.	10,513	1,330
	Domino's Pizza Inc.	2,733	1,295
*	DraftKings Inc. Class A	35,623	1,278
*	Deckers Outdoor Corp.	11,861	1,252
	Rollins Inc.	21,665	1,240
*	Aptiv plc	18,426	1,231
	Estee Lauder Cos. Inc. Class A	18,149	1,215
*	BJ's Wholesale Club Holdings Inc.	10,320	1,168
*	Burlington Stores Inc.	4,989	1,139
	Las Vegas Sands Corp.	27,104	1,116
	Best Buy Co. Inc.	16,573	1,098
	Omnicom Group Inc.	14,771	1,085
	Fox Corp. Class A	19,663	1,080
	Texas Roadhouse Inc.	5,214	1,018
	TKO Group Holdings Inc.	6,190	977
*	Rivian Automotive Inc. Class A	65,462	951
	Somnigroup International Inc.	14,244	927
	News Corp. Class A	32,494	918
*	GameStop Corp. Class A	30,773	917
	Pool Corp.	2,922	878
	Service Corp. International	11,069	863
	Ralph Lauren Corp.	3,112	861
	Aramark	20,413	827
	Toll Brothers Inc.	7,816	815
	LKQ Corp.	20,027	810
*	CarMax Inc.	12,198	786
	Dick's Sporting Goods Inc.	4,336	778
	Wingstop Inc.	2,275	777
	Hasbro Inc.	10,796	720
	Wynn Resorts Ltd.	7,907	716
	New York Times Co. Class A	12,498	714
	Interpublic Group of Cos. Inc.	29,070	697
*	Planet Fitness Inc. Class A	6,565	675
	Lithia Motors Inc.	2,019	640
*	Skechers USA Inc. Class A	10,225	634
*	Dutch Bros Inc. Class A	8,666	626
*	Light & Wonder Inc.	6,864	619
	H&R Block Inc.	10,776	614
	Murphy USA Inc.	1,425	608
*	Norwegian Cruise Line Holdings Ltd.	34,191	603
*	Floor & Decor Holdings Inc. Class A	8,241	591
*	American Airlines Group Inc.	51,711	590

		Shares	Market Value ($000)
*	Bright Horizons Family Solutions Inc.	4,541	587
*	Brinker International Inc.	3,352	579
*	MGM Resorts International	17,752	562
*	Ollie's Bargain Outlet Holdings Inc.	4,693	523
	Churchill Downs Inc.	5,463	522
*	Mattel Inc.	26,910	510
*	Stride Inc.	3,338	505
*	Alaska Air Group Inc.	9,741	496
	Paramount Global Class B	40,550	491
	U-Haul Holding Co.	8,581	489
	Wyndham Hotels & Resorts Inc.	5,847	484
*	SharkNinja Inc.	5,266	484
*	Five Below Inc.	4,131	482
*	Etsy Inc.	8,647	479
	Bath & Body Works Inc.	16,983	478
*	Cava Group Inc.	5,861	476
	BorgWarner Inc. (XNYS)	14,273	472
*	e.l.f. Beauty Inc.	4,155	467
	Vail Resorts Inc.	2,882	462
*	Lyft Inc. Class A	30,250	461
*	Crocs Inc.	4,509	460
*	Caesars Entertainment Inc.	16,337	439
*	Taylor Morrison Home Corp.	7,709	434
*	Grand Canyon Education Inc.	2,190	433
	Hyatt Hotels Corp. Class A	3,257	430
	Group 1 Automotive Inc.	1,002	425
*	SiteOne Landscape Supply Inc.	3,538	413
*	Adtalem Global Education Inc.	2,971	392
	Lear Corp.	4,317	390
	Fox Corp. Class B	7,732	389
	Nexstar Media Group Inc.	2,247	383
	Boyd Gaming Corp.	5,097	382
	Gentex Corp.	17,666	381
*	Boot Barn Holdings Inc.	2,359	378
*	Shake Shack Inc. Class A	2,859	371
	Meritage Homes Corp.	5,777	367
	Gap Inc.	16,362	365
*	Valvoline Inc.	10,341	358
	PVH Corp.	4,266	357
	Sirius XM Holdings Inc.	16,370	355
*	Asbury Automotive Group Inc.	1,536	350
	VF Corp.	27,187	339
	Whirlpool Corp.	4,258	333
*	Urban Outfitters Inc.	4,676	327
*	SkyWest Inc.	3,175	322
*	AutoNation Inc.	1,737	319
*	Frontdoor Inc.	5,758	317
*	Abercrombie & Fitch Co. Class A	3,986	313
*	Wayfair Inc. Class A	7,569	312
	Thor Industries Inc.	3,820	310
	Kontoor Brands Inc.	4,320	296
*	Madison Square Garden Sports Corp.	1,493	283
*	Champion Homes Inc.	4,290	281
	Choice Hotels International Inc.	2,211	280
*	Cavco Industries Inc.	635	275
	Cinemark Holdings Inc.	8,079	273
*	Goodyear Tire & Rubber Co.	22,916	261
*	Dorman Products Inc.	1,996	258
	Travel & Leisure Co.	5,272	256
	Six Flags Entertainment Corp.	7,386	248
	Macy's Inc.	20,695	246
	Penske Automotive Group Inc.	1,480	243
*	Liberty Media Corp.-Liberty Formula One Class A	2,719	240
*	Laureate Education Inc.	10,446	235
	Graham Holdings Co. Class B	244	233
	Advance Auto Parts Inc.	4,829	231
	Harley-Davidson Inc.	9,538	231
*	Amer Sports Inc.	6,360	231
*	M/I Homes Inc.	2,131	227
	Signet Jewelers Ltd.	3,388	226

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Live Class A	3,088	222
*	Hilton Grand Vacations Inc.	5,725	219
*	Birkenstock Holding plc	4,064	219
	PriceSmart Inc.	2,018	218
*	Tri Pointe Homes Inc.	7,394	218
	News Corp. Class B	6,498	213
	Cheesecake Factory Inc.	3,846	212
	Academy Sports & Outdoors Inc.	5,079	208
*	RH	1,142	207
	TEGNA Inc.	12,079	202
	Interparfums Inc.	1,463	199
*	Peloton Interactive Inc. Class A	27,608	196
*	Life Time Group Holdings Inc.	6,803	195
*	ACV Auctions Inc. Class A	11,828	194
	KB Home	3,746	193
*	YETI Holdings Inc.	6,321	193
*	OPENLANE Inc.	8,223	189
	Rush Enterprises Inc. Class A	3,800	189
	Marriott Vacations Worldwide Corp.	2,813	185
	Red Rock Resorts Inc. Class A	3,817	183
*	Visteon Corp.	2,161	182
	Perdoceo Education Corp.	5,318	181
*	Penn Entertainment Inc.	12,167	180
*	Lucid Group Inc.	80,467	179
	Newell Brands Inc.	33,361	177
	Dana Inc.	10,462	174
	LCI Industries	1,985	173
*	Avis Budget Group Inc.	1,386	169
	Columbia Sportswear Co.	2,657	169
*	Capri Holdings Ltd.	9,099	165
	Polaris Inc.	4,164	163
*	Liberty Media Corp.-Liberty Live Class C	2,237	163
	Strategic Education Inc.	1,775	162
*	Foot Locker Inc.	6,699	159
	Wendy's Co.	13,828	158
	HNI Corp.	3,366	157
	American Eagle Outfitters Inc.	14,235	156
	Acushnet Holdings Corp.	2,275	155
	OneSpaWorld Holdings Ltd.	8,053	152
*	Coty Inc. Class A	30,637	151
	Worthington Enterprises Inc.	2,545	150
	Phinia Inc.	3,436	149
*	Green Brick Partners Inc.	2,494	146
*	Central Garden & Pet Co.	3,950	142
	La-Z-Boy Inc.	3,387	142
	Steven Madden Ltd.	5,679	140
*	Victoria's Secret & Co.	6,307	134
	International Game Technology plc	8,897	131
*	Atlanta Braves Holdings Inc. Class A	2,988	130
*	JetBlue Airways Corp.	25,050	126
*	National Vision Holdings Inc.	6,306	125
	John Wiley & Sons Inc. Class A	3,189	125
	Papa John's International Inc.	2,748	124
*	TripAdvisor Inc.	8,709	124
*	Hanesbrands Inc.	24,942	123
*	United Parks & Resorts Inc.	2,635	118
	Century Communities Inc.	2,248	117
*	QuantumScape Corp.	29,258	117
*	Madison Square Garden Entertainment Corp.	3,146	117
*	Universal Technical Institute Inc.	3,259	116
*	Arlo Technologies Inc.	7,883	113
*	Lionsgate Studios Corp.	15,346	111
*	Knowles Corp.	6,732	110
	Buckle Inc.	2,527	108
	Wolverine World Wide Inc.	6,340	108
*	Sweetgreen Inc. Class A	7,835	105
	Cracker Barrel Old Country Store Inc.	1,785	103
	Winmark Corp.	242	103
*	Adient plc	6,569	102
	Super Group SGHC Ltd.	11,582	101

		Shares	Market Value ($000)
	Upbound Group Inc.	4,366	100
*	Sonos Inc.	9,703	100
*	AMC Entertainment Holdings Inc. Class A	27,970	100
	Leggett & Platt Inc.	10,970	99
*	IMAX Corp.	3,544	99
*	Coursera Inc.	11,158	99
*	G-III Apparel Group Ltd.	3,266	95
	Interface Inc.	4,714	95
	MillerKnoll Inc.	5,645	95
	Dillard's Inc. Class A	237	94
	PROG Holdings Inc.	3,256	94
*	Under Armour Inc. Class C	14,745	93
*	Everi Holdings Inc.	6,433	91
	Monarch Casino & Resort Inc.	1,084	91
*	Fox Factory Holding Corp.	3,509	90
	Carter's Inc.	2,850	89
*	Sphere Entertainment Co.	2,312	87
	Sonic Automotive Inc. Class A	1,227	86
	Rush Enterprises Inc. Class B	1,628	85
*	LGI Homes Inc.	1,686	84
*	Driven Brands Holdings Inc.	4,663	83
*	Topgolf Callaway Brands Corp.	12,107	77
*	Sabre Corp.	30,701	77
	Winnebago Industries Inc.	2,259	77
*,2	XPEL Inc.	2,140	77
*	Rush Street Interactive Inc.	6,075	77
	Steelcase Inc. Class A	7,419	76
	Paramount Global Class A	3,351	76
	Camping World Holdings Inc. Class A	4,530	74
*	Under Armour Inc. Class A	11,029	74
*	BJ's Restaurants Inc.	1,642	73
*	Sally Beauty Holdings Inc.	8,258	72
[1]	Kohl's Corp.	8,698	71
*	Gentherm Inc.	2,566	70
*	Allegiant Travel Co.	1,249	69
*	QuinStreet Inc.	4,343	66
*	Revolve Group Inc.	3,206	66
	Oxford Industries Inc.	1,213	65
*	Global Business Travel Group I	10,253	64
*	Dave & Buster's Entertainment Inc.	2,786	61
*	Atlanta Braves Holdings Inc. Class C	1,466	60
*	Mister Car Wash Inc.	8,293	59
*	Hertz Global Holdings Inc.	8,596	56
	Matthews International Corp. Class A	2,559	55
	Build-A-Bear Workshop Inc.	1,083	55
*	Cars.com Inc.	5,289	54
	Standard Motor Products Inc.	1,777	54
*	Udemy Inc.	7,127	52
	Bloomin' Brands Inc.	6,515	50
*	Daily Journal Corp.	119	50
	Ethan Allen Interiors Inc.	1,895	50
*	Helen of Troy Ltd.	1,855	50
	Golden Entertainment Inc.	1,677	48
*	Pursuit Attractions & Hospitality Inc.	1,714	48
*	Portillo's Inc. Class A	3,985	48
*	Lincoln Educational Services Corp.	1,959	47
*	RealReal Inc.	8,179	46
*	Integral Ad Science Holding Corp.	5,635	46
*	Malibu Boats Inc. Class A	1,483	45
*	Beazer Homes USA Inc.	2,142	44
*	Dream Finders Homes Inc. Class A	2,095	44
*	American Axle & Manufacturing Holdings Inc.	9,768	43
*	Liquidity Services Inc.	1,853	43
	Sturm Ruger & Co. Inc.	1,188	43
*	Accel Entertainment Inc.	3,852	43
*	Figs Inc. Class A	9,973	43
*	ODP Corp.	2,525	42
*	Thryv Holdings Inc.	3,125	42
*	ThredUP Inc. Class A	5,564	40
	Sinclair Inc.	2,877	40

		Shares	Market Value ($000)
*	Hovnanian Enterprises Inc. Class A	434	39
	Caleres Inc.	2,802	38
*	MarineMax Inc.	1,813	38
	Monro Inc.	2,473	38
*	PlayAGS Inc.	3,084	38
	Carriage Services Inc.	862	37
*	Gannett Co. Inc.	10,453	37
*	Stitch Fix Inc. Class A	8,180	36
*	Sun Country Airlines Holdings Inc.	3,091	36
*	Boston Omaha Corp. Class A	2,360	35
	Scholastic Corp.	2,033	35
	Marcus Corp.	1,834	34
*	Kura Sushi USA Inc. Class A	510	34
*	First Watch Restaurant Group Inc.	2,157	33
*	American Public Education Inc.	1,092	32
*	America's Car-Mart Inc.	640	32
*	Lindblad Expeditions Holdings Inc.	3,034	32
*	Arhaus Inc.	3,606	32
	RCI Hospitality Holdings Inc.	778	31
*	Potbelly Corp.	2,793	30
	Smith & Wesson Brands Inc.	3,140	30
*	Corsair Gaming Inc.	3,377	30
*	Stagwell Inc.	6,626	30
*	Clear Channel Outdoor Holdings Inc.	26,649	29
	Haverty Furniture Cos. Inc.	1,399	29
	Jack in the Box Inc.	1,537	29
*	GigaCloud Technology Inc. Class A	1,646	29
	Dine Brands Global Inc.	1,160	28
	Arko Corp.	6,589	28
	A-Mark Precious Metals Inc.	1,364	27
	National CineMedia Inc.	5,010	27
*	KinderCare Learning Cos. Inc.	2,241	27
*	Eastman Kodak Co.	4,548	26
*	Petco Health & Wellness Co. Inc.	7,028	26
*	Clean Energy Fuels Corp.	13,878	25
	Shoe Carnival Inc.	1,293	25
*	Cooper-Standard Holdings Inc.	1,054	24
	Gray Media Inc.	5,995	24
	Playtika Holding Corp.	5,103	24
*	Lovesac Co.	1,225	23
*	Latham Group Inc.	3,954	22
*	Sleep Number Corp.	1,997	21
*	Xponential Fitness Inc. Class A	2,362	21
	Krispy Kreme Inc.	7,180	21
*	Starz Entertainment Corp.	1,023	21
*	Beyond Inc.	3,146	20
*	Central Garden & Pet Co. Class A	608	19
*	MasterCraft Boat Holdings Inc.	1,121	19
	Weyco Group Inc.	601	19
*	Legacy Housing Corp.	798	18
	Cricut Inc. Class A	2,993	18
*	El Pollo Loco Holdings Inc.	1,665	17
	Nathan's Famous Inc.	158	17
	JAKKS Pacific Inc.	853	17
*	Savers Value Village Inc.	1,713	17
*	Citi Trends Inc.	587	16
*	Genesco Inc.	731	16
*	Turtle Beach Corp.	1,352	16
*	Frontier Group Holdings Inc.	3,929	16
	Global Industrial Co.	618	16
*	Gambling.com Group Ltd.	1,396	16
*	Biglari Holdings Inc. Class B	60	15
	Movado Group Inc.	932	15
*	Zumiez Inc.	1,223	15
*	AMC Networks Inc. Class A	2,202	15
	Rocky Brands Inc.	616	14
*	BARK Inc.	10,652	14
*	Reservoir Media Inc.	1,745	14
*	Denny's Corp.	3,480	13
*	OneWater Marine Inc. Class A	854	13

		Shares	Market Value ($000)
*	Inspired Entertainment Inc.	1,641	13
*	Tile Shop Holdings Inc.	1,892	12
	Hamilton Beach Brands Holding Co. Class A	607	11
*	European Wax Center Inc. Class A	2,107	11
	Entravision Communications Corp. Class A	4,758	10
	Flexsteel Industries Inc.	329	10
*	Lands' End Inc.	1,202	10
*	EW Scripps Co. Class A	4,477	10
*	Leslie's Inc.	12,617	10
*	Outdoor Holding Co.	6,813	10
*	Webtoon Entertainment Inc.	1,123	10
*	Funko Inc. Class A	2,050	9
	Superior Group of Cos. Inc.	911	9
*	Chegg Inc.	7,864	8
*	iHeartMedia Inc. Class A	6,426	8
*	Outbrain Inc.	3,144	8
*	Wheels Up Experience Inc.	6,346	8
*	ONE Group Hospitality Inc.	1,914	7
*	Holley Inc.	3,560	7
*	SES AI Corp.	7,730	7
*	Cardlytics Inc.	3,371	6
*	iRobot Corp.	1,869	6
*	Nerdy Inc.	3,366	6
	Virco Mfg. Corp.	725	6
*	Blink Charging Co.	6,820	5
	J Jill Inc.	326	5
*	LiveOne Inc.	6,192	5
*,1	Luminar Technologies Inc.	1,429	5
*	Purple Innovation Inc.	5,388	4
*	RumbleON Inc. Class B	1,822	3
*	MNTN Inc. Class A	99	2
			664,252
Consumer Staples (4.3%)
	Procter & Gamble Co.	184,011	31,262
	Coca-Cola Co.	302,409	21,804
	Philip Morris International Inc.	120,717	21,800
	PepsiCo Inc.	107,194	14,091
	Altria Group Inc.	131,800	7,988
	McKesson Corp.	9,885	7,112
	Mondelez International Inc. Class A	104,099	7,026
	CVS Health Corp.	97,915	6,270
	Colgate-Palmolive Co.	62,967	5,852
	Cencora Inc.	13,402	3,903
	Corteva Inc.	53,157	3,763
	Kimberly-Clark Corp.	25,572	3,676
	Kenvue Inc.	148,963	3,556
*	Monster Beverage Corp.	54,708	3,499
	Kroger Co.	51,114	3,487
	Keurig Dr Pepper Inc.	98,655	3,322
	Sysco Corp.	37,893	2,766
	General Mills Inc.	42,457	2,304
	Constellation Brands Inc. Class A	12,321	2,197
	Church & Dwight Co. Inc.	19,122	1,880
	Kraft Heinz Co.	68,458	1,830
	Hershey Co.	11,385	1,829
	Archer-Daniels-Midland Co.	37,263	1,799
	Kellanova	20,167	1,666
	McCormick & Co. Inc.	19,374	1,409
*	Sprouts Farmers Market Inc.	7,874	1,361
*	US Foods Holding Corp.	16,977	1,343
	Clorox Co.	9,638	1,271
	Casey's General Stores Inc.	2,805	1,228
	Tyson Foods Inc. Class A	21,813	1,225
*	Performance Food Group Co.	11,898	1,066
	J M Smucker Co.	8,034	905
	Conagra Brands Inc.	37,251	853
	Bunge Global SA	10,349	809
	Albertsons Cos. Inc. Class A	32,390	720
	Molson Coors Beverage Co. Class B	13,339	715

		Shares	Market Value ($000)
	Ingredion Inc.	5,117	712
	Hormel Foods Corp.	22,604	693
*	BellRing Brands Inc.	9,992	629
	Walgreens Boots Alliance Inc.	55,664	626
	Primo Brands Corp.	18,902	625
	Lamb Weston Holdings Inc.	11,153	622
	Coca-Cola Consolidated Inc.	4,622	530
	Campbell's Co.	14,921	508
*	Celsius Holdings Inc.	13,358	506
*	Post Holdings Inc.	4,038	447
	Brown-Forman Corp. Class B	13,100	437
*	Darling Ingredients Inc.	12,592	392
	Cal-Maine Foods Inc.	3,226	309
*	Freshpet Inc.	3,569	286
	WD-40 Co.	1,084	264
	Lancaster Colony Corp.	1,547	259
*	Simply Good Foods Co.	7,296	252
	Flowers Foods Inc.	13,674	231
*	Chefs' Warehouse Inc.	2,879	184
	Pilgrim's Pride Corp.	3,324	163
*	Boston Beer Co. Inc. Class A	699	161
*	United Natural Foods Inc.	4,884	149
	Brown-Forman Corp. Class A	4,360	145
	J & J Snack Foods Corp.	1,237	142
	Energizer Holdings Inc.	5,724	133
	Universal Corp.	1,993	130
	Spectrum Brands Holdings Inc.	2,185	126
	Turning Point Brands Inc.	1,467	109
*	Vita Coco Co. Inc.	3,014	107
*	Grocery Outlet Holding Corp.	7,651	104
	Weis Markets Inc.	1,353	103
	Fresh Del Monte Produce Inc.	2,821	100
	Andersons Inc.	2,714	96
	Reynolds Consumer Products Inc.	4,340	96
	WK Kellogg Co.	5,381	91
	National Beverage Corp.	1,994	90
*	Vital Farms Inc.	2,662	85
	Dole plc	6,019	85
	Edgewell Personal Care Co.	3,017	83
*	TreeHouse Foods Inc.	3,650	82
	Ingles Markets Inc. Class A	1,152	72
	Utz Brands Inc.	5,334	71
*	Herbalife Ltd.	8,331	65
	Seaboard Corp.	23	62
	SpartanNash Co.	2,946	57
	John B Sanfilippo & Son Inc.	743	46
	Smithfield Foods Inc.	1,964	46
	Oil-Dri Corp. of America	878	44
*	SunOpta Inc.	6,889	43
	Natural Grocers by Vitamin Cottage Inc.	845	41
	Nu Skin Enterprises Inc. Class A	4,719	41
*	Mission Produce Inc.	3,502	39
	MGP Ingredients Inc.	1,261	37
*	Honest Co. Inc.	7,340	37
	Calavo Growers Inc.	1,120	31
*	Seneca Foods Corp. Class A	320	30
	Village Super Market Inc. Class A	770	30
	ACCO Brands Corp.	7,702	28
	B&G Foods Inc.	6,200	26
	Limoneira Co.	1,508	24
*	USANA Health Sciences Inc.	790	24
*	Mama's Creations Inc.	2,288	19
*	Olaplex Holdings Inc.	13,583	18
*,1	Westrock Coffee Co.	2,680	18
*	Guardian Pharmacy Services Inc. Class A	733	16
*	Hain Celestial Group Inc.	7,820	15
*,1	Beyond Meat Inc.	3,829	11
*	HF Foods Group Inc.	2,849	11
*	Nature's Sunshine Products Inc.	687	11
*	Medifast Inc.	693	10

		Shares	Market Value ($000)
*	Lifeway Foods Inc.	451	10
*	Beauty Health Co.	5,520	9
*	Brookfield Realty Capital Corp. Class A	4,004	7
*	Waldencast plc Class A	2,485	7
*	Veru Inc.	12,626	6
			189,541
Energy (3.2%)
	Exxon Mobil Corp.	342,595	35,047
	Chevron Corp.	127,529	17,433
	ConocoPhillips	100,555	8,582
	Williams Cos. Inc.	94,547	5,721
	EOG Resources Inc.	43,551	4,728
	Kinder Morgan Inc.	150,203	4,212
	Cheniere Energy Inc.	17,234	4,084
	Marathon Petroleum Corp.	24,876	3,999
	ONEOK Inc.	47,885	3,871
	Schlumberger NV	110,378	3,648
	Phillips 66	31,947	3,625
	Valero Energy Corp.	24,432	3,151
	Baker Hughes Co.	78,147	2,895
	Hess Corp.	21,639	2,860
	Targa Resources Corp.	16,566	2,616
	EQT Corp.	45,982	2,535
	Occidental Petroleum Corp.	52,483	2,140
	Expand Energy Corp.	18,011	2,092
	Diamondback Energy Inc.	14,570	1,960
	Texas Pacific Land Corp.	1,470	1,638
	Devon Energy Corp.	48,932	1,481
	Halliburton Co.	69,656	1,365
	Coterra Energy Inc.	55,523	1,350
*	First Solar Inc.	8,340	1,318
	TechnipFMC plc	31,182	971
*	Antero Resources Corp.	22,610	847
	DTE Midstream LLC	7,917	829
	Ovintiv Inc. (XNYS)	20,524	735
	Range Resources Corp.	18,371	699
*	NEXTracker Inc. Class A	11,443	649
	Permian Resources Corp.	50,648	639
	Antero Midstream Corp.	27,237	511
	APA Corp.	27,994	476
	HF Sinclair Corp.	12,466	450
*	Enphase Energy Inc.	10,289	426
	Matador Resources Co.	9,415	405
	Viper Energy Inc.	10,100	401
*	CNX Resources Corp.	11,643	376
	NOV Inc.	31,159	374
	Chord Energy Corp.	4,047	364
	ChampionX Corp.	15,050	362
	Archrock Inc.	12,470	310
	Golar LNG Ltd.	7,292	300
	Magnolia Oil & Gas Corp. Class A	13,850	298
	Core Natural Resources Inc.	4,054	281
	Noble Corp. plc	10,360	257
	Weatherford International plc	5,784	252
	California Resources Corp.	5,491	243
	Murphy Oil Corp.	10,614	222
	SM Energy Co.	9,121	214
	Northern Oil & Gas Inc.	7,848	209
	Civitas Resources Inc.	7,440	204
*	Gulfport Energy Corp.	1,027	197
	Warrior Met Coal Inc.	4,131	188
*	Valaris Ltd.	4,939	186
	Patterson-UTI Energy Inc.	30,970	171
	Cactus Inc. Class A	4,054	166
*	Comstock Resources Inc.	7,137	166
*	Tidewater Inc.	3,900	155
*	Oceaneering International Inc.	8,099	154
	PBF Energy Inc. Class A	8,010	153
*	Centrus Energy Corp. Class A	1,158	147

		Shares	Market Value ($000)
*	Transocean Ltd. (XNYS)	58,724	146
	Kinetik Holdings Inc.	3,168	141
	Liberty Energy Inc.	11,409	132
*	Seadrill Ltd.	5,581	129
	Peabody Energy Corp.	9,563	126
	World Kinect Corp.	4,615	126
*	DNOW Inc.	8,413	121
	Kodiak Gas Services Inc.	3,429	121
	Helmerich & Payne Inc.	7,798	119
*	Sable Offshore Corp.	4,108	118
	Crescent Energy Co. Class A	12,953	109
	Sitio Royalties Corp. Class A	6,379	109
	Delek US Holdings Inc.	5,152	99
*	Par Pacific Holdings Inc.	4,566	99
*	Alpha Metallurgical Resources Inc.	877	98
*	Talos Energy Inc.	11,630	93
*	Array Technologies Inc.	13,107	86
*	MRC Global Inc.	6,836	85
*	NextDecade Corp.	9,901	82
*	American Superconductor Corp.	2,804	79
*	Helix Energy Solutions Group Inc.	11,610	72
	CVR Energy Inc.	3,023	71
*	Shoals Technologies Group Inc. Class A	14,431	68
	Atlas Energy Solutions Inc.	5,449	66
*	Kosmos Energy Ltd.	37,991	63
*	Bristow Group Inc.	2,139	63
	Select Water Solutions Inc.	7,318	59
*	Expro Group Holdings NV	7,146	59
*,1	Plug Power Inc.	64,061	57
	Diversified Energy Co. plc	4,073	57
*	REX American Resources Corp.	1,323	56
	SunCoke Energy Inc.	6,780	55
	Solaris Energy Infrastructure Inc.	1,951	53
*	NPK International Inc.	6,159	50
	Core Laboratories Inc.	4,049	44
*	Innovex International Inc.	3,116	43
	Vitesse Energy Inc.	2,018	42
*	Hallador Energy Co.	2,358	41
*	ProPetro Holding Corp.	6,740	36
*	Vital Energy Inc.	2,392	36
*	Borr Drilling Ltd.	20,345	36
*	EVgo Inc.	8,829	35
*	Ameresco Inc. Class A	2,460	34
*	TETRA Technologies Inc.	11,039	30
	VAALCO Energy Inc.	9,370	30
	RPC Inc.	6,050	27
*	BKV Corp.	1,154	25
*	ChargePoint Holdings Inc.	35,147	24
*	Fluence Energy Inc.	5,145	24
	Flowco Holdings Inc. Class A	1,407	24
*	Green Plains Inc.	5,603	23
*	Matrix Service Co.	1,843	23
*	Forum Energy Technologies Inc.	1,574	23
	Riley Exploration Permian Inc.	891	23
	SandRidge Energy Inc.	2,266	22
	Granite Ridge Resources Inc.	3,992	22
*	Nabors Industries Ltd. (XNYS)	795	21
*	Natural Gas Services Group Inc.	739	18
*	Oil States International Inc.	4,101	18
	New Fortress Energy Inc.	6,475	16
	Berry Corp.	6,164	15
*	Solid Power Inc.	9,314	15
*	PrimeEnergy Resources Corp.	70	14
*	ProFrac Holding Corp. Class A	1,689	14
	NACCO Industries Inc. Class A	372	13
[1]	HighPeak Energy Inc.	1,303	13
	Ramaco Resources Inc. Class A	1,418	13
	Ramaco Resources Inc. Class B	1,636	12
*	T1 Energy Inc.	8,038	9
	W&T Offshore Inc.	5,569	8

		Shares	Market Value ($000)
*	Montauk Renewables Inc.	4,337	8
*,1	Energy Vault Holdings Inc.	6,885	6
*	Aemetis Inc.	3,216	5
*	Empire Petroleum Corp.	1,114	5
*,1	TPI Composites Inc.	2,617	3
*	Infinity Natural Resources Inc. Class A	174	3
*	Sunnova Energy International Inc.	7,569	2
			140,303
Financials (11.8%)
*	Berkshire Hathaway Inc. Class B	142,544	71,836
	JPMorgan Chase & Co.	218,772	57,756
	Bank of America Corp.	519,156	22,910
	Wells Fargo & Co.	256,446	19,177
	Goldman Sachs Group Inc.	23,400	14,051
	Progressive Corp.	45,545	12,977
	S&P Global Inc.	24,405	12,516
	Morgan Stanley	89,143	11,413
	Charles Schwab Corp.	128,934	11,390
	Blackrock Inc.	11,486	11,255
	Citigroup Inc.	147,175	11,085
	Chubb Ltd.	31,571	9,383
	Marsh & McLennan Cos. Inc.	38,381	8,968
	CME Group Inc.	28,025	8,099
	Intercontinental Exchange Inc.	44,277	7,961
	Blackstone Inc.	56,058	7,779
	Arthur J Gallagher & Co.	19,107	6,639
	KKR & Co. Inc.	52,134	6,332
	Moody's Corp.	12,294	5,893
	Aon plc Class A (XNYS)	15,283	5,686
	PNC Financial Services Group Inc.	30,876	5,367
	US Bancorp	121,275	5,286
	Apollo Global Management Inc.	40,357	5,274
	Bank of New York Mellon Corp.	55,660	4,932
	Travelers Cos. Inc.	17,568	4,843
	Aflac Inc.	43,085	4,461
	Allstate Corp.	20,349	4,271
	American International Group Inc.	48,477	4,103
	Truist Financial Corp.	103,808	4,100
*	Coinbase Global Inc. Class A	15,677	3,866
	Ameriprise Financial Inc.	7,471	3,805
	MetLife Inc.	44,933	3,531
*	Robinhood Markets Inc. Class A	52,482	3,472
	MSCI Inc.	5,906	3,331
*	NU Holdings Ltd. Class A	251,389	3,019
	Prudential Financial Inc.	27,950	2,904
	Hartford Insurance Group Inc.	22,292	2,894
	Nasdaq Inc.	32,406	2,707
	Arch Capital Group Ltd.	28,259	2,686
	Willis Towers Watson plc	7,820	2,475
	LPL Financial Holdings Inc.	6,200	2,400
	Ares Management Corp. Class A	14,250	2,358
	M&T Bank Corp.	12,825	2,342
	Raymond James Financial Inc.	15,904	2,338
	Broadridge Financial Solutions Inc.	9,108	2,212
	State Street Corp.	22,603	2,176
	Brown & Brown Inc.	18,715	2,113
	Fifth Third Bancorp	52,873	2,019
	Cboe Global Markets Inc.	8,239	1,888
*	Markel Group Inc.	969	1,882
	Cincinnati Financial Corp.	11,960	1,804
	Interactive Brokers Group Inc. Class A	8,236	1,727
	W R Berkley Corp.	23,079	1,724
	Huntington Bancshares Inc.	109,961	1,719
	First Citizens BancShares Inc. Class A	899	1,662
	Northern Trust Corp.	14,884	1,589
	T Rowe Price Group Inc.	16,887	1,580
	Regions Financial Corp.	68,230	1,463
	Citizens Financial Group Inc.	33,923	1,369
	Principal Financial Group Inc.	17,416	1,357

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	2,929	1,342
	Tradeweb Markets Inc. Class A	9,142	1,321
	Loews Corp.	14,002	1,250
	Equitable Holdings Inc.	23,274	1,230
	Unum Group	14,239	1,163
	Everest Group Ltd.	3,307	1,148
	KeyCorp	70,312	1,115
	Fidelity National Financial Inc.	20,335	1,114
*	SoFi Technologies Inc.	83,168	1,106
	Reinsurance Group of America Inc.	5,155	1,048
	RenaissanceRe Holdings Ltd.	4,029	1,005
	East West Bancorp Inc.	10,690	975
	First Horizon Corp.	41,299	821
	Kinsale Capital Group Inc.	1,713	809
	Globe Life Inc.	6,475	789
	Annaly Capital Management Inc.	41,300	783
	Carlyle Group Inc.	17,211	778
	Assurant Inc.	3,822	776
	Blue Owl Capital Inc.	40,601	758
	Ally Financial Inc.	21,361	748
	Stifel Financial Corp.	7,738	729
	Corebridge Financial Inc.	22,037	719
	Houlihan Lokey Inc.	4,094	715
	Old Republic International Corp.	18,328	693
	Primerica Inc.	2,561	693
	Webster Financial Corp.	13,340	687
	American Financial Group Inc.	5,452	676
	Jefferies Financial Group Inc.	13,641	663
	SouthState Corp.	7,544	662
	SEI Investments Co.	7,659	653
	Morningstar Inc.	2,091	645
	Pinnacle Financial Partners Inc.	6,056	644
	Evercore Inc. Class A	2,769	641
	MarketAxess Holdings Inc.	2,873	622
*	Mr. Cooper Group Inc.	4,793	621
	Commerce Bancshares Inc.	9,836	620
	Western Alliance Bancorp	8,383	607
	XP Inc. Class A	31,365	607
	AGNC Investment Corp.	66,764	597
	Wintrust Financial Corp.	4,987	595
	Comerica Inc.	10,293	588
	Cullen / Frost Bankers Inc.	4,574	581
	Axis Capital Holdings Ltd.	5,468	568
	Ryan Specialty Holdings Inc.	7,921	567
	Popular Inc.	5,459	565
	UMB Financial Corp.	5,309	547
	Zions Bancorp NA	11,434	542
	Franklin Resources Inc.	24,270	525
	SLM Corp.	16,124	522
	Old National Bancorp	24,730	516
	Synovus Financial Corp.	10,585	506
	Voya Financial Inc.	7,595	505
	RLI Corp.	6,393	491
	Starwood Property Trust Inc.	24,874	491
	Hanover Insurance Group Inc.	2,725	480
	Prosperity Bancshares Inc.	6,896	480
	Jackson Financial Inc. Class A	5,850	479
	Essent Group Ltd.	8,150	473
	MGIC Investment Corp.	17,654	467
	OneMain Holdings Inc.	8,984	466
	Hamilton Lane Inc. Class A	3,077	458
	First American Financial Corp.	7,972	445
	Cadence Bank	14,403	436
	Lincoln National Corp.	13,085	434
	Selective Insurance Group Inc.	4,928	434
	Rithm Capital Corp.	38,138	425
	Home BancShares Inc.	14,839	420
	Invesco Ltd.	28,960	419
	Affiliated Managers Group Inc.	2,361	416
	TPG Inc.	8,248	397

		Shares	Market Value ($000)
	FNB Corp.	28,537	396
	FirstCash Holdings Inc.	3,066	392
	Columbia Banking System Inc.	16,604	388
	Bank OZK	8,497	377
	Glacier Bancorp Inc.	9,091	377
	United Bankshares Inc.	10,413	376
*	MARA Holdings Inc.	26,462	374
	Radian Group Inc.	10,914	373
	Janus Henderson Group plc	10,185	370
	Lazard Inc.	8,391	364
	Hancock Whitney Corp.	6,589	360
	First Financial Bankshares Inc.	10,174	359
*	Clearwater Analytics Holdings Inc. Class A	15,057	348
*	Palomar Holdings Inc.	2,019	346
	Valley National Bancorp	37,881	333
	Piper Sandler Cos.	1,312	330
	White Mountains Insurance Group Ltd.	185	330
	Ameris Bancorp	5,258	323
*	Enstar Group Ltd.	939	315
	Assured Guaranty Ltd.	3,704	313
	Kemper Corp.	4,883	311
	Atlantic Union Bankshares Corp.	10,248	308
	Moelis & Co. Class A	5,361	306
*	Axos Financial Inc.	4,303	299
	Associated Banc-Corp.	12,762	296
	CNO Financial Group Inc.	7,500	285
	ServisFirst Bancshares Inc.	3,832	285
	PJT Partners Inc. Class A	1,863	281
*	StoneX Group Inc.	3,320	281
*	Upstart Holdings Inc.	5,915	279
	International Bancshares Corp.	4,312	270
	BGC Group Inc. Class A	29,074	270
*	Brighthouse Financial Inc.	4,502	269
	Renasant Corp.	7,384	259
	First BanCorp (XNYS)	12,891	258
	Blackstone Mortgage Trust Inc. Class A	13,622	257
	Virtu Financial Inc. Class A	6,385	257
	United Community Banks Inc.	8,767	252
*	Texas Capital Bancshares Inc.	3,504	251
	Fulton Financial Corp.	14,408	249
	First Hawaiian Inc.	10,311	246
*	NMI Holdings Inc.	6,172	245
*	Genworth Financial Inc.	34,608	244
*	Credit Acceptance Corp.	499	238
	Eastern Bankshares Inc.	15,501	233
	Flagstar Financial Inc.	19,896	229
	StepStone Group Inc. Class A	3,923	227
*	Oscar Health Inc. Class A	16,191	223
	WSFS Financial Corp.	4,205	222
	Community Financial System Inc.	3,850	217
	WesBanco Inc.	6,910	213
	Bank of Hawaii Corp.	3,133	208
	Burford Capital Ltd.	16,163	208
	PennyMac Financial Services Inc.	2,137	205
	Artisan Partners Asset Management Inc. Class A	5,070	204
	Independent Bank Corp. (XNGS)	3,310	204
	Victory Capital Holdings Inc. Class A	3,288	204
	BankUnited Inc.	5,964	203
*	Baldwin Insurance Group Inc.	5,255	202
	Bread Financial Holdings Inc.	3,930	201
	BancFirst Corp.	1,602	198
	CVB Financial Corp.	10,575	198
	Goosehead Insurance Inc. Class A	1,802	195
*	Bancorp Inc.	3,772	193
	Park National Corp.	1,162	189
*	Skyward Specialty Insurance Group Inc.	2,982	189
*	Enova International Inc.	2,025	188
	Simmons First National Corp. Class A	10,011	188
	First Financial Bancorp	7,528	182
*	Riot Platforms Inc.	22,526	182

		Shares	Market Value ($000)
	WaFd Inc.	6,371	181
	First Merchants Corp.	4,675	176
	Seacoast Banking Corp. of Florida	6,794	175
	BOK Financial Corp.	1,827	173
	First Interstate BancSystem Inc. Class A	6,334	172
	Towne Bank	4,926	170
	Cohen & Steers Inc.	2,205	169
	Provident Financial Services Inc.	10,136	169
	Walker & Dunlop Inc.	2,461	169
	Pacific Premier Bancorp Inc.	7,820	166
	Banner Corp.	2,666	164
	Enterprise Financial Services Corp.	2,960	157
	NBT Bancorp Inc.	3,713	155
	Banc of California Inc.	11,203	154
	Cathay General Bancorp	3,540	152
	OFG Bancorp	3,651	150
*	SiriusPoint Ltd.	7,678	150
	Horace Mann Educators Corp.	3,393	147
	Bank of NT Butterfield & Son Ltd.	3,423	144
*	Lemonade Inc.	4,280	143
[1]	Rocket Cos. Inc. Class A	11,208	143
	Arbor Realty Trust Inc.	14,687	141
	Mercury General Corp.	2,174	140
	City Holding Co.	1,171	138
*	Dave Inc.	681	137
	Federal Agricultural Mortgage Corp. Class C	732	136
	First Bancorp / Southern Pines NC	3,231	134
	Stewart Information Services Corp.	2,219	134
	Nelnet Inc. Class A	1,141	133
	Nicolet Bankshares Inc.	1,081	133
	Stock Yards Bancorp Inc.	1,752	129
	First Commonwealth Financial Corp.	8,076	126
	FB Financial Corp.	2,854	125
	Northwest Bancshares Inc.	10,188	125
*	Trupanion Inc.	2,644	125
	Pathward Financial Inc.	1,554	121
*	Customers Bancorp Inc.	2,364	120
	Lakeland Financial Corp.	2,006	120
	Trustmark Corp.	3,405	117
	S&T Bancorp Inc.	3,080	113
	WisdomTree Inc.	11,605	110
	Apollo Commercial Real Estate Finance Inc.	11,111	109
	National Bank Holdings Corp. Class A	2,970	107
	Stellar Bancorp Inc.	3,964	107
	Employers Holdings Inc.	2,121	103
	HCI Group Inc.	612	103
	TriCo Bancshares	2,578	103
	Ladder Capital Corp.	9,733	102
*	Triumph Financial Inc.	1,774	102
	Veritex Holdings Inc.	4,207	102
	Safety Insurance Group Inc.	1,204	99
	Westamerica BanCorp	2,063	99
*	Root Inc. Class A	750	98
*	ProAssurance Corp.	4,164	97
	Hope Bancorp Inc.	9,539	96
	Virtus Investment Partners Inc.	553	94
	1st Source Corp.	1,544	93
	QCR Holdings Inc.	1,375	93
	German American Bancorp Inc.	2,420	92
	Banco Latinoamericano de Comercio Exterior SA	2,234	92
*	LendingClub Corp.	8,937	90
	Two Harbors Investment Corp.	8,537	90
	CNA Financial Corp.	1,852	89
	Cannae Holdings Inc.	4,694	88
	Ellington Financial Inc.	6,989	88
	Chimera Investment Corp.	6,612	87
	Bank First Corp.	743	86
	Berkshire Hills Bancorp Inc.	3,463	86
	Navient Corp.	6,424	86
	Preferred Bank	1,024	86

		Shares	Market Value ($000)
	Origin Bancorp Inc.	2,465	84
*	Coastal Financial Corp.	947	83
	Franklin BSP Realty Trust Inc. REIT	7,442	82
	OceanFirst Financial Corp.	4,845	81
	PennyMac Mortgage Investment Trust	6,576	81
	MFA Financial Inc. REIT	8,342	78
	AMERISAFE Inc.	1,623	77
	Live Oak Bancshares Inc.	2,806	77
	Enact Holdings Inc.	2,186	77
	Brookline Bancorp Inc.	7,355	76
*	Encore Capital Group Inc.	1,985	75
	Dynex Capital Inc.	6,046	73
	Perella Weinberg Partners	4,178	73
	Brookfield Business Corp. Class A	2,545	73
	Hilltop Holdings Inc.	2,419	72
	First Busey Corp.	3,170	70
	Dime Community Bancshares Inc.	2,725	70
	Univest Financial Corp.	2,328	69
	Fidelis Insurance Holdings Ltd.	3,970	69
	Southside Bancshares Inc.	2,402	68
	ARMOUR Residential REIT Inc.	4,196	68
	Redwood Trust Inc.	12,315	67
	First Mid Bancshares Inc.	1,833	65
	Acadian Asset Management Inc.	2,164	65
*	Porch Group Inc.	7,095	65
	Community Trust Bancorp Inc.	1,252	64
	Tompkins Financial Corp.	1,037	64
	Burke & Herbert Financial Services Corp.	1,127	64
	ConnectOne Bancorp Inc.	2,737	63
*	Hamilton Insurance Group Ltd. Class B	2,910	63
	Byline Bancorp Inc.	2,333	60
	Capitol Federal Financial Inc.	10,508	60
	Mercantile Bank Corp.	1,357	60
	Patria Investments Ltd. Class A	4,734	60
	Heritage Financial Corp.	2,471	58
	Central Pacific Financial Corp.	2,109	56
	Hanmi Financial Corp.	2,441	56
	Horizon Bancorp Inc.	3,784	56
	Old Second Bancorp Inc.	3,402	56
	TFS Financial Corp.	4,251	56
	New York Mortgage Trust Inc.	8,546	56
*	NB Bancorp Inc.	3,308	56
	First Community Bankshares Inc.	1,462	55
	Ready Capital Corp.	12,196	55
	Brightspire Capital Inc.	10,893	55
	Esquire Financial Holdings Inc.	594	54
	Amerant Bancorp Inc.	3,024	53
*	Metropolitan Bank Holding Corp.	825	53
	Independent Bank Corp.	1,627	51
	Business First Bancshares Inc.	2,078	49
	Universal Insurance Holdings Inc.	1,810	49
	F&G Annuities & Life Inc.	1,546	49
	Northeast Bank	575	48
	Orrstown Financial Services Inc.	1,602	48
	Republic Bancorp Inc. Class A	707	48
	GCM Grosvenor Inc. Class A	3,771	48
	MidWestOne Financial Group Inc.	1,612	46
*	PRA Group Inc.	3,246	46
	Orchid Island Capital Inc.	6,748	46
	KKR Real Estate Finance Trust Inc.	5,079	45
	Merchants Bancorp	1,414	45
	Tiptree Inc.	2,015	45
	Heritage Commerce Corp.	4,791	44
	Peoples Bancorp Inc.	1,496	44
	TrustCo Bank Corp. NY	1,415	44
	HomeTrust Bancshares Inc.	1,198	43
	United Fire Group Inc.	1,498	43
*	Hippo Holdings Inc.	1,813	43
	Northrim BanCorp Inc.	461	42
	Southern Missouri Bancorp Inc.	801	42

		Shares	Market Value ($000)
*	World Acceptance Corp.	274	42
	CNB Financial Corp.	1,878	41
	Metrocity Bankshares Inc.	1,476	41
	Shore Bancshares Inc.	2,767	40
	Eagle Bancorp Inc.	2,201	39
*	Heritage Insurance Holdings Inc.	1,604	39
	Amalgamated Financial Corp.	1,283	39
	Equity Bancshares Inc. Class A	980	38
	Farmers National Banc Corp.	2,870	38
	First Financial Corp.	725	38
	TPG RE Finance Trust Inc.	4,886	38
	P10 Inc. Class A	3,443	37
	Invesco Mortgage Capital Inc. REIT	4,948	37
	Camden National Corp.	921	36
	SmartFinancial Inc.	1,145	36
*	Bowhead Specialty Holdings Inc.	957	36
	Peapack-Gladstone Financial Corp.	1,269	35
	Peoples Financial Services Corp.	733	35
	Washington Trust Bancorp Inc.	1,249	35
	Compass Diversified Holdings	5,220	35
	South Plains Financial Inc.	956	34
	Five Star Bancorp	1,211	34
	Diamond Hill Investment Group Inc.	234	33
	Enterprise Bancorp Inc.	869	33
	First Business Financial Services Inc.	671	33
	Mid Penn Bancorp Inc.	1,220	33
	Bank of Marin Bancorp	1,493	32
*	Columbia Financial Inc.	2,270	32
	HarborOne Bancorp Inc.	2,781	32
	Northfield Bancorp Inc.	2,767	32
	Arrow Financial Corp.	1,202	31
	Bar Harbor Bankshares	1,058	31
	First Bank	2,152	31
	Sierra Bancorp	1,088	30
	Unity Bancorp Inc.	671	30
	ACNB Corp.	711	30
	UWM Holdings Corp.	7,074	30
*	Ambac Financial Group Inc.	3,709	29
	Home Bancorp Inc.	569	29
	OppFi Inc.	2,271	29
	Financial Institutions Inc.	1,084	28
*	First Foundation Inc.	5,503	28
	Flushing Financial Corp.	2,353	28
	Guaranty Bancshares Inc.	672	28
	Midland States Bancorp Inc.	1,640	28
	West BanCorp. Inc.	1,466	28
	Investors Title Co.	115	27
	HBT Financial Inc.	1,151	27
*	California BanCorp	1,775	27
	Great Southern Bancorp Inc.	459	26
*	Selectquote Inc.	12,081	26
	Northeast Community Bancorp Inc.	1,134	26
*	Third Coast Bancshares Inc.	858	26
*	Ponce Financial Group Inc.	1,954	26
	Southern States Bancshares Inc.	759	26
	Citizens Financial Services Inc.	430	26
	Civista Bancshares Inc.	1,128	25
	FS Bancorp Inc.	664	25
*	LendingTree Inc.	711	25
	RBB Bancorp	1,478	25
	American Coastal Insurance Corp.	2,292	25
*	Carter Bankshares Inc.	1,543	25
	Orange County Bancorp Inc.	984	25
	NewtekOne Inc.	2,285	25
	Bankwell Financial Group Inc.	698	24
	Kearny Financial Corp.	3,943	24
	Plumas Bancorp	559	24
*	Bridgewater Bancshares Inc.	1,592	23
	Donegal Group Inc. Class A	1,136	23
	Farmers & Merchants Bancorp Inc.	957	23

		Shares	Market Value ($000)
*	Southern First Bancshares Inc.	624	23
	Capital Bancorp Inc.	706	23
	Citizens & Northern Corp.	1,172	22
	PCB Bancorp	1,144	22
	Ares Commercial Real Estate Corp.	4,620	21
	ChoiceOne Financial Services Inc.	712	21
	Red River Bancshares Inc.	373	21
	MVB Financial Corp.	1,009	20
	Regional Management Corp.	744	20
	Claros Mortgage Trust Inc.	7,796	20
	First of Long Island Corp.	1,596	19
*	HomeStreet Inc.	1,444	19
	Parke Bancorp Inc.	991	19
	Timberland Bancorp Inc.	615	19
	Fidelity D&D Bancorp Inc.	452	18
	Princeton Bancorp Inc.	578	18
	Hingham Institution for Savings	70	17
	LCNB Corp.	1,148	17
	Colony Bankcorp Inc.	1,100	17
*	FVCBankcorp Inc.	1,374	16
*	First Western Financial Inc.	727	15
*	Open Lending Corp.	8,535	15
*	Onity Group Inc.	403	15
	AG Mortgage Investment Trust Inc.	2,198	15
	First Internet Bancorp	565	14
*	MBIA Inc.	3,232	14
	Waterstone Financial Inc.	1,100	14
	James River Group Holdings Ltd.	2,391	14
	Ames National Corp.	785	14
	Middlefield Banc Corp.	448	13
	Medallion Financial Corp.	1,443	13
*	Velocity Financial Inc.	735	12
	Linkbancorp Inc.	1,740	12
	ESSA Bancorp Inc.	624	11
	Bank7 Corp.	277	11
	Nexpoint Real Estate Finance Inc.	734	11
*	AlTi Global Inc.	3,182	11
	BCB Bancorp Inc.	1,278	10
*	Pioneer Bancorp Inc.	748	9
	NexPoint Diversified Real Estate Trust	2,086	9
	Capital City Bank Group Inc.	223	8
	Angel Oak Mortgage REIT Inc.	891	8
*	Consumer Portfolio Services Inc.	721	7
*	NI Holdings Inc.	442	6
*	Forge Global Holdings Inc.	457	6
*	B Riley Financial Inc.	1,478	5
*,1	Roadzen Inc.	4,833	5
*	GoHealth Inc. Class A	342	2
*	American Integrity Insurance Group Inc.	145	2
*,3	Sterling Bancorp Inc.	1,575	—
			520,641
Health Care (9.4%)
	Eli Lilly & Co.	62,288	45,948
	Johnson & Johnson	187,768	29,143
	AbbVie Inc.	137,811	25,648
	UnitedHealth Group Inc.	71,550	21,602
	Abbott Laboratories	134,629	17,984
*	Intuitive Surgical Inc.	27,461	15,168
	Merck & Co. Inc.	197,293	15,160
*	Boston Scientific Corp.	114,241	12,025
	Amgen Inc.	41,677	12,010
	Thermo Fisher Scientific Inc.	29,702	11,965
	Stryker Corp.	28,165	10,777
	Gilead Sciences Inc.	96,918	10,669
	Pfizer Inc.	440,200	10,340
	Danaher Corp.	50,198	9,533
*	Vertex Pharmaceuticals Inc.	20,078	8,875
	Medtronic plc	99,772	8,279
	Bristol-Myers Squibb Co.	157,453	7,602

		Shares	Market Value ($000)
	Elevance Health Inc.	18,106	6,950
	Cigna Group	20,866	6,607
	Zoetis Inc.	35,166	5,930
	HCA Healthcare Inc.	14,329	5,465
	Regeneron Pharmaceuticals Inc.	8,122	3,982
	Becton Dickinson & Co.	22,463	3,877
*	Edwards Lifesciences Corp.	45,406	3,552
*	IDEXX Laboratories Inc.	6,275	3,221
*	Veeva Systems Inc. Class A	11,358	3,177
*	Alnylam Pharmaceuticals Inc.	10,059	3,064
	Cardinal Health Inc.	18,866	2,914
	ResMed Inc.	11,365	2,782
*	Dexcom Inc.	30,147	2,587
	GE HealthCare Technologies Inc.	35,577	2,510
	Agilent Technologies Inc.	21,894	2,450
*	Centene Corp.	39,412	2,224
	Humana Inc.	9,428	2,198
*	IQVIA Holdings Inc.	13,826	1,940
	STERIS plc	7,697	1,887
*	Insulet Corp.	5,341	1,736
*	Waters Corp.	4,624	1,615
	Labcorp Holdings Inc.	6,453	1,607
*	Biogen Inc.	11,455	1,487
	Quest Diagnostics Inc.	8,475	1,469
*	Natera Inc.	9,001	1,420
	Zimmer Biomet Holdings Inc.	15,243	1,405
*	Molina Healthcare Inc.	4,456	1,359
*	Tenet Healthcare Corp.	7,442	1,256
	West Pharmaceutical Services Inc.	5,651	1,192
	Baxter International Inc.	38,904	1,187
*	United Therapeutics Corp.	3,431	1,094
*	Hologic Inc.	17,437	1,084
*	Align Technology Inc.	5,903	1,068
*	Illumina Inc.	12,530	1,030
*	Cooper Cos. Inc.	14,952	1,021
	Royalty Pharma plc Class A	29,565	972
*	Neurocrine Biosciences Inc.	7,808	961
*	Exelixis Inc.	21,976	946
*	Insmed Inc.	13,487	940
	Encompass Health Corp.	7,364	890
*	Hims & Hers Health Inc.	15,414	872
*	BioMarin Pharmaceutical Inc.	14,843	862
	Revvity Inc.	9,442	854
	Universal Health Services Inc. Class B	4,477	852
*	Incyte Corp.	12,670	824
	Viatris Inc.	93,065	818
*	Exact Sciences Corp.	14,328	806
*	Solventum Corp.	10,826	791
*	QIAGEN NV	16,985	767
*	Penumbra Inc.	2,855	762
*	Avantor Inc.	53,576	692
*	Henry Schein Inc.	9,810	687
*	Moderna Inc.	25,496	677
*	HealthEquity Inc.	6,579	662
	Chemed Corp.	1,146	659
	Ensign Group Inc.	4,202	619
*	Medpace Holdings Inc.	2,009	592
	Bio-Techne Corp.	12,216	591
*	Halozyme Therapeutics Inc.	9,787	549
*	Masimo Corp.	3,363	546
*	Charles River Laboratories International Inc.	3,975	539
*	Revolution Medicines Inc.	13,468	531
*	Doximity Inc. Class A	9,893	515
*	Globus Medical Inc. Class A	8,683	514
*	Repligen Corp.	4,342	513
*	Elanco Animal Health Inc. (XNYS)	37,735	507
*	Blueprint Medicines Corp.	4,980	505
*	Jazz Pharmaceuticals plc	4,667	504
*	Corcept Therapeutics Inc.	6,427	498
*	DaVita Inc.	3,637	496

		Shares	Market Value ($000)
	Teleflex Inc.	3,610	441
*	Option Care Health Inc.	13,310	435
*	Merit Medical Systems Inc.	4,488	426
*	Ionis Pharmaceuticals Inc.	12,397	415
*	Lantheus Holdings Inc.	5,448	412
*	TG Therapeutics Inc.	11,182	393
*	Guardant Health Inc.	9,411	382
*	Madrigal Pharmaceuticals Inc.	1,362	375
*	Alkermes plc	12,175	373
*	Roivant Sciences Ltd.	33,882	372
*	Bridgebio Pharma Inc.	10,515	360
*	ADMA Biologics Inc.	17,916	355
*	Glaukos Corp.	3,688	348
*	iRhythm Technologies Inc.	2,440	343
*	TransMedics Group Inc.	2,616	333
*	Prestige Consumer Healthcare Inc.	3,866	331
*	Bio-Rad Laboratories Inc. Class A	1,453	330
	Bruker Corp.	8,773	322
*	Vaxcyte Inc.	9,705	315
*	Inspire Medical Systems Inc.	2,237	309
*	Integer Holdings Corp.	2,591	308
*	Axsome Therapeutics Inc.	2,882	303
*	RadNet Inc.	5,267	303
*	Akero Therapeutics Inc.	6,103	303
*	PTC Therapeutics Inc.	6,107	296
	Perrigo Co. plc	11,037	295
*	Avidity Biosciences Inc.	8,908	276
*	Cytokinetics Inc.	8,683	269
*	Rhythm Pharmaceuticals Inc.	4,346	267
*	Sarepta Therapeutics Inc.	7,108	267
	DENTSPLY SIRONA Inc.	16,304	261
*	Waystar Holding Corp.	6,447	258
*	Envista Holdings Corp.	14,003	256
*	Haemonetics Corp.	3,722	252
*	Krystal Biotech Inc.	1,988	250
*	Ultragenyx Pharmaceutical Inc.	7,213	245
*	CorVel Corp.	2,166	241
*	Amedisys Inc.	2,546	239
*	SpringWorks Therapeutics Inc.	5,047	236
*	ICU Medical Inc.	1,714	231
*	Viking Therapeutics Inc.	8,586	230
*	Catalyst Pharmaceuticals Inc.	8,949	223
*	Crinetics Pharmaceuticals Inc.	7,324	223
*	Protagonist Therapeutics Inc.	4,644	220
*	Arcellx Inc.	3,467	215
*	PROCEPT BioRobotics Corp.	3,585	208
*	Nuvalent Inc. Class A	2,766	206
	Concentra Group Holdings Parent Inc.	9,019	195
*	LivaNova plc	4,343	188
	Organon & Co.	20,391	188
*	Privia Health Group Inc.	8,176	186
*	ACADIA Pharmaceuticals Inc.	8,353	180
*	BioCryst Pharmaceuticals Inc.	16,699	180
*	Scholar Rock Holding Corp.	6,192	180
	Premier Inc. Class A	7,654	176
*	Acadia Healthcare Co. Inc.	7,333	166
*	Veracyte Inc.	6,192	165
*	Novocure Ltd.	8,510	163
*	Addus HomeCare Corp.	1,411	156
*	QuidelOrtho Corp.	5,040	155
*	Soleno Therapeutics Inc.	2,090	153
*	Arrowhead Pharmaceuticals Inc.	9,449	152
*	Surgery Partners Inc.	6,439	152
*	Warby Parker Inc. Class A	7,096	150
*	Sotera Health Co.	12,110	148
*	Agios Pharmaceuticals Inc.	4,591	147
*	Vericel Corp.	3,556	147
*	Amicus Therapeutics Inc.	23,698	144
*	Apellis Pharmaceuticals Inc.	8,481	144
*	Mirum Pharmaceuticals Inc.	3,222	143

		Shares	Market Value ($000)
	CONMED Corp.	2,507	142
*	Ligand Pharmaceuticals Inc.	1,393	142
*	Enovis Corp.	4,463	140
*	Twist Bioscience Corp.	4,705	138
*	UFP Technologies Inc.	586	137
*	Summit Therapeutics Inc. (XNMS)	7,546	137
*	Ideaya Biosciences Inc.	6,815	136
*	Denali Therapeutics Inc.	10,088	134
	LeMaitre Vascular Inc.	1,618	133
*	AtriCure Inc.	3,801	131
*	Progyny Inc.	6,076	131
	Select Medical Holdings Corp.	8,528	130
*	Supernus Pharmaceuticals Inc.	4,051	128
*	Tarsus Pharmaceuticals Inc.	2,956	127
*	Alignment Healthcare Inc.	8,155	125
*	Arcutis Biotherapeutics Inc.	8,642	113
*	Kymera Therapeutics Inc.	3,812	113
*	Certara Inc.	9,844	112
*	Apogee Therapeutics Inc.	3,055	112
*	Omnicell Inc.	3,663	111
*	Phreesia Inc.	4,522	111
*	Beam Therapeutics Inc.	7,039	111
*	Tandem Diabetes Care Inc.	5,414	107
	National HealthCare Corp.	1,017	106
*	Harmony Biosciences Holdings Inc.	3,077	106
*	BrightSpring Health Services Inc.	4,440	106
*	Alphatec Holdings Inc.	8,480	105
*	Dynavax Technologies Corp.	10,716	105
*	Ocular Therapeutix Inc.	12,513	100
*	Biohaven Ltd.	6,771	100
*	Celldex Therapeutics Inc.	5,031	99
*	Pediatrix Medical Group Inc.	6,939	98
*	Neogen Corp.	16,737	98
*	CG oncology Inc.	3,844	98
*	Teladoc Health Inc.	13,852	96
*	Travere Therapeutics Inc.	6,316	95
*	Amneal Pharmaceuticals Inc.	12,894	94
*	Brookdale Senior Living Inc.	14,422	94
*	Artivion Inc.	3,174	94
*	Novavax Inc.	12,391	91
*	MannKind Corp.	21,736	90
	US Physical Therapy Inc.	1,197	90
*	Healthcare Services Group Inc.	6,295	89
*	Kiniksa Pharmaceuticals International plc	3,245	89
*	Astrana Health Inc.	3,532	88
*	Pacira BioSciences Inc.	3,388	88
*	ANI Pharmaceuticals Inc.	1,507	88
*	Adaptive Biotechnologies Corp.	9,100	87
*	Inmode Ltd.	5,786	85
*	Aurinia Pharmaceuticals Inc.	10,883	85
*	Edgewise Therapeutics Inc.	5,951	85
*	Recursion Pharmaceuticals Inc. Class A	20,049	84
*	Dyne Therapeutics Inc.	6,954	83
*	Viridian Therapeutics Inc.	5,956	83
*	10X Genomics Inc. Class A	8,565	82
*	Innoviva Inc.	4,151	81
*	Amphastar Pharmaceuticals Inc.	3,110	80
*	Azenta Inc.	2,989	80
*	Liquidia Corp.	5,200	78
*	AdaptHealth Corp.	8,485	76
*	Disc Medicine Inc.	1,634	76
*	Geron Corp. (XNGS)	49,039	75
*	NeoGenomics Inc.	10,236	75
*	Pennant Group Inc.	2,614	75
*	GeneDx Holdings Corp.	1,022	73
*	STAAR Surgical Co.	4,058	72
*	GRAIL Inc.	1,881	72
*	Syndax Pharmaceuticals Inc.	6,770	71
*	LifeStance Health Group Inc.	11,976	71
*	Ardelyx Inc.	18,959	70

		Shares	Market Value ($000)
*	Collegium Pharmaceutical Inc.	2,413	70
*	Evolent Health Inc. Class A	9,406	70
*	Immunovant Inc.	4,735	70
*	Avadel Pharmaceuticals plc	7,651	70
*	Integra LifeSciences Holdings Corp.	5,424	69
*	89bio Inc.	7,020	69
*	SI-BONE Inc.	3,588	68
*	BioLife Solutions Inc.	3,056	67
*	Vera Therapeutics Inc.	3,561	67
*	CareDx Inc.	3,803	65
*	MiMedx Group Inc.	10,049	65
*	Harrow Inc.	2,285	64
*	Nurix Therapeutics Inc.	5,665	60
*	Intellia Therapeutics Inc.	8,323	57
	HealthStream Inc.	2,005	56
*	Xeris Biopharma Holdings Inc.	11,273	56
*	CorMedix Inc.	4,500	55
*	Janux Therapeutics Inc.	2,249	54
*	Praxis Precision Medicines Inc.	1,390	54
*	Enliven Therapeutics Inc.	2,970	53
*	ARS Pharmaceuticals Inc.	3,492	50
*	Avanos Medical Inc.	3,892	49
	Embecta Corp.	4,651	49
*	Enhabit Inc.	4,589	48
*	Mind Medicine MindMed Inc.	6,674	48
*	AnaptysBio Inc.	2,111	47
*	Zymeworks Inc.	4,085	47
*,1	Anavex Life Sciences Corp.	6,160	46
*	agilon health Inc.	20,713	46
*	Akebia Therapeutics Inc.	14,752	45
*	Community Health Systems Inc.	11,626	45
*	Evolus Inc.	4,870	45
*	RxSight Inc.	2,919	45
*	ArriVent Biopharma Inc.	2,101	45
	Phibro Animal Health Corp. Class A	1,817	44
*	Xencor Inc.	5,480	44
*	WaVe Life Sciences Ltd.	7,404	44
*	Taysha Gene Therapies Inc.	16,080	44
*	Spyre Therapeutics Inc.	2,872	44
*	Owens & Minor Inc.	6,453	43
*	Arbutus Biopharma Corp.	12,889	43
*	Cogent Biosciences Inc.	7,872	43
	iRadimed Corp.	719	42
*	Replimune Group Inc.	4,527	41
*	Zevra Therapeutics Inc.	4,740	41
*	Iovance Biotherapeutics Inc.	22,489	39
*	Fulgent Genetics Inc.	1,885	39
*	Immunome Inc.	4,450	39
*	EyePoint Pharmaceuticals Inc.	5,371	39
*	Arvinas Inc.	5,248	38
*	Niagen Bioscience Inc.	3,493	38
*	Regulus Therapeutics Inc.	4,753	38
*	Arcus Biosciences Inc.	4,098	37
*	Vir Biotechnology Inc.	7,593	37
*	Mineralys Therapeutics Inc.	2,392	37
*	ORIC Pharmaceuticals Inc.	4,356	36
*	Trevi Therapeutics Inc.	5,486	36
*	AngioDynamics Inc.	3,474	35
*	Castle Biosciences Inc.	2,166	35
*	Keros Therapeutics Inc.	2,477	35
*	Axogen Inc.	3,165	34
*	OPKO Health Inc.	25,212	34
*	Metsera Inc.	1,262	34
*	Cullinan Therapeutics Inc.	3,792	33
*	Orthofix Medical Inc.	2,837	32
*	REGENXBIO Inc.	3,625	32
*	Fortrea Holdings Inc.	7,383	32
*	Relay Therapeutics Inc.	10,202	31
*	Kura Oncology Inc.	5,240	30
*	Myriad Genetics Inc.	7,148	30

		Shares	Market Value ($000)
*	Surmodics Inc.	1,042	30
*	Theravance Biopharma Inc.	3,306	30
*	Fulcrum Therapeutics Inc.	4,347	30
*	Celcuity Inc.	2,849	30
*	LifeMD Inc.	2,466	30
*	Nuvation Bio Inc.	14,162	30
*	Rigel Pharmaceuticals Inc.	1,564	30
*,1	Altimmune Inc.	5,379	29
*	Atea Pharmaceuticals Inc.	9,740	29
*	Capricor Therapeutics Inc.	2,952	29
*	Verve Therapeutics Inc.	6,527	29
*	Dianthus Therapeutics Inc.	1,680	29
*	KalVista Pharmaceuticals Inc.	2,403	28
*	Day One Biopharmaceuticals Inc.	4,422	28
*	Talkspace Inc.	8,650	28
*	PACS Group Inc.	2,832	28
*	OrthoPediatrics Corp.	1,330	27
*	ImmunityBio Inc.	10,316	27
*	Cytek Biosciences Inc.	9,813	27
*	Tourmaline Bio Inc.	1,628	27
*	Varex Imaging Corp.	3,406	26
*	LENZ Therapeutics Inc.	893	26
*	Treace Medical Concepts Inc.	4,364	25
*	Sage Therapeutics Inc.	3,694	24
*	Stoke Therapeutics Inc.	2,499	24
*,1	Nano-X Imaging Ltd.	4,503	23
*	Verastem Inc.	3,025	23
*	Standard BioTools Inc.	21,308	22
*,1	Pacific Biosciences of California Inc.	22,805	22
*	Aura Biosciences Inc.	3,743	22
*	XOMA Royalty Corp.	855	21
*,1	Pulse Biosciences Inc.	1,237	21
*	MeiraGTx Holdings plc	4,051	21
*	Savara Inc.	8,987	20
*	Tactile Systems Technology Inc.	2,034	20
*	Arcturus Therapeutics Holdings Inc.	1,579	20
*,1	Sana Biotechnology Inc.	9,302	20
*	Aveanna Healthcare Holdings Inc.	3,702	20
	SIGA Technologies Inc.	3,123	19
*	Erasca Inc.	13,282	19
*	Zimvie Inc.	2,132	19
*	Cerus Corp.	14,134	18
*	Health Catalyst Inc.	4,818	18
*	Inozyme Pharma Inc.	4,493	18
*	Maravai LifeSciences Holdings Inc. Class A	8,106	18
*	MaxCyte Inc.	7,598	18
*	Terns Pharmaceuticals Inc.	5,850	18
*	NeuroPace Inc.	1,356	18
*	Humacyte Inc.	6,794	18
*	Fennec Pharmaceuticals Inc.	2,095	17
*	Bioventus Inc. Class A	2,638	17
*	Astria Therapeutics Inc.	3,529	17
*	Ceribell Inc.	994	17
*	Heron Therapeutics Inc.	8,276	16
*	Vanda Pharmaceuticals Inc.	3,703	16
*	Monte Rosa Therapeutics Inc.	3,773	16
*	Codexis Inc.	6,744	15
*	OraSure Technologies Inc.	5,230	15
*	Prothena Corp. plc	3,260	15
*	UroGen Pharma Ltd.	3,451	15
*	Precigen Inc.	11,314	15
*	Organogenesis Holdings Inc.	5,493	15
*	Olema Pharmaceuticals Inc.	2,804	15
*,1	Ocugen Inc.	17,914	15
*	Absci Corp.	5,583	15
*	Entrada Therapeutics Inc.	1,999	15
*	ADC Therapeutics SA	4,927	15
*	Bicara Therapeutics Inc.	1,588	15
*	Quanterix Corp.	2,609	14
*	Rocket Pharmaceuticals Inc.	5,568	14

		Shares	Market Value ($000)
*	Y-mAbs Therapeutics Inc.	3,025	14
*	Aquestive Therapeutics Inc.	5,244	14
*	Annexon Inc.	6,858	14
*	Avita Medical Inc.	2,475	14
*	Viemed Healthcare Inc.	2,115	14
*	Cardiff Oncology Inc.	3,969	14
*	Zenas Biopharma Inc.	1,498	14
*	Septerna Inc.	1,508	14
*	Lifecore Biomedical Inc.	1,923	13
	National Research Corp.	995	13
*	4D Molecular Therapeutics Inc.	3,503	13
*	Quantum-Si Inc.	7,775	13
*	Semler Scientific Inc.	316	13
*	Tyra Biosciences Inc.	1,438	13
*	MediWound Ltd.	610	13
*	Upstream Bio Inc.	1,424	13
*	Allogene Therapeutics Inc.	9,870	12
*	Anika Therapeutics Inc.	1,066	12
*	Omeros Corp.	3,823	12
	Utah Medical Products Inc.	224	12
*	Compass Therapeutics Inc.	5,698	12
*	DocGo Inc.	8,140	12
*	Neurogene Inc.	722	12
*	Alumis Inc.	3,502	12
*	MBX Biosciences Inc.	933	12
*	Esperion Therapeutics Inc.	13,284	11
*	OptimizeRx Corp.	904	11
*	Stereotaxis Inc.	5,369	11
*	Phathom Pharmaceuticals Inc.	2,633	11
*,1	Inmune Bio Inc.	1,474	11
*	Cargo Therapeutics Inc.	2,539	11
*	Fate Therapeutics Inc.	8,193	10
*	Inogen Inc.	1,612	10
*	Puma Biotechnology Inc.	2,979	10
*	Perspective Therapeutics Inc.	3,954	10
*	Accuray Inc.	5,917	9
*	Nektar Therapeutics	12,545	9
*	Foghorn Therapeutics Inc.	2,231	9
*	Design Therapeutics Inc.	2,331	9
*	Candel Therapeutics Inc.	1,627	9
*	Sight Sciences Inc.	2,547	9
*	Sonida Senior Living Inc.	376	9
*	Tango Therapeutics Inc.	3,858	9
*	Third Harmonic Bio Inc.	1,689	9
*	Enanta Pharmaceuticals Inc.	1,388	8
*	Kodiak Sciences Inc.	2,453	8
*	Pulmonx Corp.	2,489	8
*	Invivyd Inc.	8,376	8
*	OmniAb Inc.	6,631	8
*	Biote Corp. Class A	2,342	8
*	Cabaletta Bio Inc.	3,551	7
*	Larimar Therapeutics Inc.	3,277	7
*	Nkarta Inc.	3,786	7
*	Pliant Therapeutics Inc.	4,871	7
*	Innovage Holding Corp.	1,793	7
*	Gyre Therapeutics Inc.	805	7
*	Aldeyra Therapeutics Inc.	2,922	6
*	Coherus Biosciences Inc.	7,172	6
*	Ironwood Pharmaceuticals Inc.	10,199	6
*	Cassava Sciences Inc.	3,097	6
*,1	ProKidney Corp.	7,728	6
*	Cartesian Therapeutics Inc.	616	6
*	Rapport Therapeutics Inc.	708	6
*	Zentalis Pharmaceuticals Inc.	3,847	5
*	C4 Therapeutics Inc.	4,120	5
*	Greenwich Lifesciences Inc.	543	5
*	Werewolf Therapeutics Inc.	3,969	5
*	CVRx Inc.	707	5
*	Solid Biosciences Inc.	1,629	5
*	Neumora Therapeutics Inc.	7,069	5

		Shares	Market Value ($000)
*	Korro Bio Inc.	428	5
*	Lexeo Therapeutics Inc.	1,809	5
*	Metagenomi Inc.	2,998	5
*	Telomir Pharmaceuticals Inc.	2,322	5
*	Renovaro Inc.	12,132	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*,1	Biomea Fusion Inc.	2,502	4
*	Quipt Home Medical Corp.	2,507	4
*	Alto Neuroscience Inc.	1,655	4
*	Hinge Health Inc. Class A	96	4
*	Shattuck Labs Inc.	2,724	3
*	Nautilus Biotechnology Inc.	3,922	3
*	Sera Prognostics Inc. Class A	1,934	3
*	Zura Bio Ltd.	3,461	3
*	Mersana Therapeutics Inc.	7,272	2
*	Akoya Biosciences Inc.	1,907	2
*,3	Inhibrx Inc. CVR	2,400	2
*	Fibrobiologics Inc.	2,069	1
*	Aardvark Therapeutics Inc.	78	1
*,3	OmniAb Inc. 12.5 Earnout	408	—
*,3	OmniAb Inc. 15 Earnout	408	—
			415,913
Industrials (13.1%)
	Visa Inc. Class A	134,384	49,076
	Mastercard Inc. Class A	63,624	37,258
	General Electric Co.	83,718	20,587
	Accenture plc Class A	48,868	15,482
	RTX Corp.	103,741	14,159
	Caterpillar Inc.	37,553	13,070
	American Express Co.	43,173	12,695
*	Boeing Co.	58,134	12,052
	Honeywell International Inc.	50,621	11,474
	Union Pacific Corp.	47,471	10,522
	Automatic Data Processing Inc.	32,058	10,436
	GE Vernova Inc.	21,097	9,978
	Deere & Co.	19,422	9,833
	Eaton Corp. plc	30,649	9,814
	Capital One Financial Corp.	48,816	9,234
	Lockheed Martin Corp.	16,421	7,921
	Trane Technologies plc	17,610	7,577
*	Fiserv Inc.	43,900	7,146
	Parker-Hannifin Corp.	9,971	6,628
	Sherwin-Williams Co.	18,193	6,528
	3M Co.	42,403	6,290
	TransDigm Group Inc.	4,226	6,206
	Cintas Corp.	26,843	6,080
	General Dynamics Corp.	21,201	5,904
	Illinois Tool Works Inc.	22,750	5,576
	United Parcel Service Inc. Class B (XNYS)	56,535	5,514
*	PayPal Holdings Inc.	77,221	5,427
	Howmet Aerospace Inc.	31,205	5,301
	Emerson Electric Co.	44,354	5,295
	Johnson Controls International plc	51,228	5,193
	Northrop Grumman Corp.	10,636	5,156
	CRH plc	53,336	4,862
	CSX Corp.	149,516	4,723
	Carrier Global Corp.	64,963	4,625
	Norfolk Southern Corp.	17,474	4,318
*	Axon Enterprise Inc.	5,608	4,208
	Paychex Inc.	24,943	3,939
	Quanta Services Inc.	11,034	3,780
	FedEx Corp.	17,238	3,760
	PACCAR Inc.	39,992	3,753
	WW Grainger Inc.	3,389	3,686
	United Rentals Inc.	5,110	3,620
	L3Harris Technologies Inc.	14,806	3,618
	Verisk Analytics Inc.	10,971	3,446
	Cummins Inc.	10,586	3,403
	Fidelity National Information Services Inc.	41,704	3,320

		Shares	Market Value ($000)
	AMETEK Inc.	17,887	3,197
*	Fair Isaac Corp.	1,842	3,180
	Otis Worldwide Corp.	31,054	2,961
	Ferguson Enterprises Inc.	15,623	2,849
	Rockwell Automation Inc.	8,847	2,792
	Vulcan Materials Co.	10,418	2,762
	Westinghouse Air Brake Technologies Corp.	13,336	2,698
*	Block Inc. (XNYS)	43,421	2,681
	Ingersoll Rand Inc. (XYNS)	31,289	2,554
	Martin Marietta Materials Inc.	4,621	2,530
	Equifax Inc.	9,406	2,485
	Old Dominion Freight Line Inc.	14,871	2,382
	Xylem Inc.	18,726	2,360
	DuPont de Nemours Inc.	32,680	2,183
*	Keysight Technologies Inc.	13,353	2,097
	PPG Industries Inc.	18,026	1,997
	Veralto Corp.	19,012	1,921
	Dover Corp.	10,702	1,902
	Fortive Corp.	26,805	1,881
*	Mettler-Toledo International Inc.	1,594	1,842
*	Teledyne Technologies Inc.	3,566	1,779
	Synchrony Financial	30,422	1,754
	Smurfit WestRock plc	39,781	1,724
	EMCOR Group Inc.	3,570	1,685
*	Corpay Inc.	5,159	1,677
	Amcor plc	176,238	1,606
	Hubbell Inc.	4,103	1,598
	Dow Inc.	54,915	1,523
	Global Payments Inc.	19,827	1,499
	Lennox International Inc.	2,485	1,403
	HEICO Corp. Class A	5,911	1,394
	Packaging Corp. of America	6,917	1,336
	Comfort Systems USA Inc.	2,774	1,327
*	Trimble Inc.	18,527	1,320
	Carlisle Cos. Inc.	3,460	1,315
	TransUnion	15,181	1,300
	Snap-on Inc.	3,981	1,277
	Pentair plc	12,607	1,250
	Expeditors International of Washington Inc.	10,895	1,228
	Jacobs Solutions Inc.	9,678	1,222
	Ball Corp.	22,510	1,206
	Curtiss-Wright Corp.	2,711	1,193
	Watsco Inc.	2,641	1,171
*	Zebra Technologies Corp. Class A	4,034	1,169
	Graco Inc.	13,192	1,117
	HEICO Corp.	3,713	1,113
	RPM International Inc.	9,777	1,113
	AECOM	9,994	1,098
	Textron Inc.	14,585	1,080
*	Affirm Holdings Inc.	20,443	1,061
	Booz Allen Hamilton Holding Corp.	9,924	1,054
	IDEX Corp.	5,810	1,051
	Jack Henry & Associates Inc.	5,699	1,032
	Masco Corp.	16,457	1,027
*	XPO Inc.	9,000	1,024
	Woodward Inc.	4,569	988
	Allegion plc	6,850	978
	ITT Inc.	6,464	973
	Nordson Corp.	4,440	941
	FTAI Aviation Ltd.	7,954	932
*	Builders FirstSource Inc.	8,514	917
	Crown Holdings Inc.	9,103	897
	BWX Technologies Inc.	7,106	893
	JB Hunt Transport Services Inc.	6,388	887
	Owens Corning	6,607	885
	CH Robinson Worldwide Inc.	9,116	875
*	API Group Corp.	18,386	858
	CNH Industrial NV	68,065	852
	nVent Electric plc	12,887	848
	Lincoln Electric Holdings Inc.	4,370	846

		Shares	Market Value ($000)
*	Core & Main Inc. Class A	15,015	823
	AptarGroup Inc.	5,146	815
	Stanley Black & Decker Inc.	12,031	787
*	MasTec Inc.	4,940	770
*	ATI Inc.	9,497	756
	Tetra Tech Inc.	20,870	729
*	Rocket Lab Corp.	26,734	716
	Allison Transmission Holdings Inc.	6,758	700
	Regal Rexnord Corp.	5,142	686
	Applied Industrial Technologies Inc.	2,985	676
	Huntington Ingalls Industries Inc.	3,032	676
*	Paylocity Holding Corp.	3,420	653
*	TopBuild Corp.	2,297	650
	Donaldson Co. Inc.	9,201	640
	Acuity Inc.	2,418	628
	Toro Co.	8,023	608
*	Middleby Corp.	4,106	600
	Advanced Drainage Systems Inc.	5,426	597
	A O Smith Corp.	8,988	578
	Genpact Ltd.	13,400	577
	Crane Co.	3,340	572
*	Generac Holdings Inc.	4,592	561
*	AZEK Co. Inc.	11,135	551
*	Saia Inc.	2,081	550
	Badger Meter Inc.	2,211	549
*	Fluor Corp.	13,202	549
	WESCO International Inc.	3,234	543
	Esab Corp.	4,369	537
	Knight-Swift Transportation Holdings Inc.	12,011	532
	Simpson Manufacturing Co. Inc.	3,381	526
	Watts Water Technologies Inc. Class A	2,171	526
	Graphic Packaging Holding Co.	23,563	524
*	Dycom Industries Inc.	2,264	521
*	Chart Industries Inc.	3,315	520
	Armstrong World Industries Inc.	3,328	518
*	SPX Technologies Inc.	3,400	517
*	Axalta Coating Systems Ltd.	16,721	515
*	ExlService Holdings Inc.	11,096	510
	Flowserve Corp.	10,178	508
*	Kirby Corp.	4,515	500
	Valmont Industries Inc.	1,571	500
	Oshkosh Corp.	5,014	497
	AAON Inc.	5,163	497
	AGCO Corp.	4,966	487
	Fortune Brands Innovations Inc.	9,525	480
	Ryder System Inc.	3,210	472
	MSA Safety Inc.	2,856	465
*	Aurora Innovation Inc.	76,059	461
	Air Lease Corp.	7,967	459
*	Trex Co. Inc.	8,214	459
	Eagle Materials Inc.	2,257	456
	Louisiana-Pacific Corp.	4,996	450
	GATX Corp.	2,822	449
*	FTI Consulting Inc.	2,729	448
*	Shift4 Payments Inc. Class A	4,705	446
*	Sterling Infrastructure Inc.	2,367	445
	MKS Inc.	5,329	438
	Federal Signal Corp.	4,566	430
	Vontier Corp.	11,994	429
*	Kratos Defense & Security Solutions Inc.	11,537	426
*	Mohawk Industries Inc.	4,225	425
	JBT Marel Corp.	3,671	421
*	Knife River Corp.	4,468	420
*	Itron Inc.	3,605	417
	Zurn Elkay Water Solutions Corp.	11,430	414
	Cognex Corp.	13,749	412
*	WEX Inc.	3,036	404
	Moog Inc. Class A	2,159	400
*	Gates Industrial Corp. plc	18,885	399
	CSW Industrials Inc.	1,279	391

		Shares	Market Value ($000)
	Landstar System Inc.	2,806	385
	Littelfuse Inc.	1,875	384
	WillScot Holdings Corp.	14,207	383
*	AeroVironment Inc.	2,123	378
*	Modine Manufacturing Co.	4,122	374
	Sealed Air Corp.	11,571	373
*	ACI Worldwide Inc.	7,968	369
*	GXO Logistics Inc.	8,957	368
	Robert Half Inc.	7,748	355
*	Construction Partners Inc. Class A	3,385	354
*	Euronet Worldwide Inc.	3,261	353
*	Spirit AeroSystems Holdings Inc. Class A	9,336	349
	Silgan Holdings Inc.	6,312	348
	ESCO Technologies Inc.	1,902	345
*	BILL Holdings Inc.	7,829	342
	Sonoco Products Co.	7,429	338
	Arcosa Inc.	3,804	328
	Belden Inc.	3,028	322
*	Verra Mobility Corp.	13,223	313
	Granite Construction Inc.	3,493	312
*	StoneCo. Ltd. Class A	22,805	311
	Primoris Services Corp.	4,304	310
	Sensata Technologies Holding plc	11,886	310
	Exponent Inc.	4,037	308
*	Standard Aero Inc.	10,517	308
	Maximus Inc.	4,236	307
	Installed Building Products Inc.	1,921	306
	Mueller Water Products Inc. Class A	12,411	304
	Enpro Inc.	1,619	300
*	Bloom Energy Corp. Class A	16,060	297
	Matson Inc.	2,608	294
	Kadant Inc.	934	293
	Brink's Co.	3,538	290
*	Mirion Technologies Inc.	15,194	290
*	Loar Holdings Inc.	3,315	289
	Franklin Electric Co. Inc.	3,331	288
*	OSI Systems Inc.	1,301	285
	Korn Ferry	4,144	282
*	CBIZ Inc.	3,855	278
	Herc Holdings Inc.	2,242	278
*	Joby Aviation Inc.	34,540	270
	Brunswick Corp.	5,312	269
	ABM Industries Inc.	5,030	265
*	Amentum Holdings Inc.	12,688	262
	Otter Tail Corp.	3,322	256
*	Remitly Global Inc.	11,750	251
*	Archer Aviation Inc. Class A	24,910	251
	MSC Industrial Direct Co. Inc. Class A	3,052	248
	Leonardo DRS Inc.	5,865	248
	HB Fuller Co.	4,410	246
	Boise Cascade Co.	2,825	245
	H&E Equipment Services Inc.	2,578	244
	EnerSys	2,897	242
*	GMS Inc.	3,186	241
*	Resideo Technologies Inc.	11,600	240
	Terex Corp.	5,325	240
	Western Union Co.	25,725	239
	Atmus Filtration Technologies Inc.	6,606	238
*	Everus Construction Group Inc.	4,102	238
	Patrick Industries Inc.	2,575	221
	UniFirst Corp.	1,167	220
	McGrath RentCorp.	1,926	216
	TriNet Group Inc.	2,592	216
	Griffon Corp.	3,126	215
	AZZ Inc.	2,353	213
	Crane NXT Co.	3,974	213
	Argan Inc.	1,009	212
*	Mercury Systems Inc.	4,286	211
	ADT Inc.	25,078	209
*	Marqeta Inc. Class A	37,879	204

		Shares	Market Value ($000)
*	MYR Group Inc.	1,282	201
*	Huron Consulting Group Inc.	1,403	200
*	WNS Holdings Ltd.	3,442	200
*	RXO Inc.	12,757	198
*	CoreCivic Inc.	8,913	196
	EVERTEC Inc.	5,225	189
	Atkore Inc.	2,851	186
	Insperity Inc.	2,867	186
	Enerpac Tool Group Corp.	4,312	185
	VSE Corp.	1,405	183
	Alight Inc. Class A	33,534	183
*	AAR Corp.	2,799	172
*	IES Holdings Inc.	658	171
	Trinity Industries Inc.	6,533	168
*	ASGN Inc.	3,154	167
	Alamo Group Inc.	827	164
*	O-I Glass Inc.	12,508	164
	Hub Group Inc. Class A	4,764	161
	ManpowerGroup Inc.	3,818	160
*	Hayward Holdings Inc.	11,442	160
*	Triumph Group Inc.	6,011	155
*	Upwork Inc.	9,983	155
	Tecnoglass Inc.	1,797	154
*	NCR Atleos Corp.	5,800	154
	REV Group Inc.	4,094	153
	Albany International Corp. Class A	2,193	145
*	Gibraltar Industries Inc.	2,468	145
	Scorpio Tankers Inc.	3,609	143
	Standex International Corp.	933	141
*	AvidXchange Holdings Inc.	13,945	137
	Pitney Bowes Inc.	13,095	135
	PagSeguro Digital Ltd. Class A	15,098	135
	Kennametal Inc.	6,240	134
*	Sezzle Inc.	1,224	131
*	Payoneer Global Inc.	18,991	129
	ICF International Inc.	1,494	128
*	Tutor Perini Corp.	3,483	128
	Werner Enterprises Inc.	4,927	128
	Lindsay Corp.	908	127
	Powell Industries Inc.	746	127
	DHT Holdings Inc.	10,795	125
	International Seaways Inc.	3,180	118
	ArcBest Corp.	1,859	117
*	Hillman Solutions Corp.	15,930	115
*	Donnelley Financial Solutions Inc.	2,099	114
	Tennant Co.	1,518	113
	Hillenbrand Inc.	5,701	111
*	Limbach Holdings Inc.	863	111
	Greenbrier Cos. Inc.	2,450	110
*	Flywire Corp.	9,870	106
	CRA International Inc.	553	105
*	Masterbrand Inc.	10,220	104
*	NV5 Global Inc.	4,667	103
*	Enovix Corp.	13,215	101
*	Blue Bird Corp.	2,567	99
*	Legalzoom.com Inc.	10,739	98
	Barrett Business Services Inc.	2,283	94
*	PureCycle Technologies Inc.	9,864	94
*	Janus International Group Inc.	11,476	94
	United States Lime & Minerals Inc.	881	91
	SFL Corp. Ltd.	10,439	90
	Teekay Tankers Ltd. Class A	2,031	90
	TriMas Corp.	3,329	88
	Greif Inc. Class B	1,436	87
	Schneider National Inc. Class B	3,751	87
*	Astronics Corp.	2,614	82
*	DXP Enterprises Inc.	996	82
	Helios Technologies Inc.	2,647	80
*	Vicor Corp.	1,842	80
*	First Advantage Corp.	4,685	80

		Shares	Market Value ($000)
	Napco Security Technologies Inc.	2,816	79
*	BrightView Holdings Inc.	4,937	77
	Golden Ocean Group Ltd.	9,833	76
*	Proto Labs Inc.	2,016	75
*	American Woodmark Corp.	1,283	72
	Heidrick & Struggles International Inc.	1,646	72
*	Ducommun Inc.	1,002	71
	Cadre Holdings Inc.	2,169	71
	Astec Industries Inc.	1,775	70
*	Thermon Group Holdings Inc.	2,690	70
	Apogee Enterprises Inc.	1,749	68
*	AMN Healthcare Services Inc.	3,105	66
	Marten Transport Ltd.	5,017	65
*	Transcat Inc.	748	65
	Dorian LPG Ltd.	3,007	64
*	Evolv Technologies Holdings Inc.	11,316	62
*	Planet Labs PBC	16,151	62
[1]	FLEX LNG Ltd.	2,581	62
	Quanex Building Products Corp.	3,643	61
*	Cimpress plc	1,367	61
*	CECO Environmental Corp.	2,225	60
	Kforce Inc.	1,460	60
*	Energy Recovery Inc.	4,589	58
*	FARO Technologies Inc.	1,357	58
	Bel Fuse Inc. Class B	765	56
*	Great Lakes Dredge & Dock Corp.	4,973	56
*	Willdan Group Inc.	1,020	55
	FTAI Infrastructure Inc.	8,617	53
	Greif Inc. Class A	935	52
*	V2X Inc.	1,142	52
*	I3 Verticals Inc. Class A	2,081	51
	Deluxe Corp.	3,454	49
	Insteel Industries Inc.	1,413	49
	Douglas Dynamics Inc.	1,728	48
	Vestis Corp.	7,832	48
	Ennis Inc.	2,385	45
*	Montrose Environmental Group Inc.	2,238	44
*	BlueLinx Holdings Inc.	641	43
	Cass Information Systems Inc.	1,001	42
	Mesa Laboratories Inc.	397	40
	Nordic American Tankers Ltd.	15,071	40
	Genco Shipping & Trading Ltd.	3,052	40
*	Pagaya Technologies Ltd. Class A	2,423	40
	Miller Industries Inc.	858	39
	Ardagh Metal Packaging SA	9,888	39
*	Cross Country Healthcare Inc.	2,872	38
	Allient Inc.	1,199	36
*	Green Dot Corp. Class A	3,857	36
	LSI Industries Inc.	2,216	36
*	Manitowoc Co. Inc.	3,296	35
	Myers Industries Inc.	2,730	35
*	Cantaloupe Inc.	4,230	35
*	Titan International Inc.	4,743	34
	Hyster-Yale Inc.	827	33
	National Presto Industries Inc.	385	33
	Costamare Inc.	3,802	33
*	ZipRecruiter Inc. Class A	5,596	33
	Teekay Corp. Ltd.	3,889	33
*	Forward Air Corp.	1,912	32
	Willis Lease Finance Corp.	239	32
*	Byrna Technologies Inc.	1,209	32
	Columbus McKinnon Corp.	2,128	31
*	Conduent Inc.	13,894	31
	Covenant Logistics Group Inc.	1,377	31
	Wabash National Corp.	3,613	31
*	Repay Holdings Corp.	6,396	31
*	Centuri Holdings Inc.	1,505	31
*	Intuitive Machines Inc.	2,669	30
*	Aspen Aerogels Inc.	4,960	29
	Heartland Express Inc.	3,236	29

		Shares	Market Value ($000)
*	Orion Group Holdings Inc.	3,498	29
	Ardmore Shipping Corp.	3,012	29
*	Paysafe Ltd.	2,353	29
*	Graham Corp.	718	28
	Gorman-Rupp Co.	736	27
	Kelly Services Inc. Class A	2,270	27
*	International Money Express Inc.	2,430	27
	Shyft Group Inc.	2,543	27
*	Titan Machinery Inc.	1,371	26
*	CryoPort Inc.	4,209	25
*	CompoSecure Inc. Class A	1,788	25
*	JELD-WEN Holding Inc.	6,444	24
*	Vishay Precision Group Inc.	928	24
*	Bowman Consulting Group Ltd.	948	24
*	Eve Holding Inc.	4,354	24
	Preformed Line Products Co.	161	23
*	Atlanticus Holdings Corp.	462	23
*	Redwire Corp.	1,601	23
*	BlackSky Technology Inc.	2,058	23
*	Hudson Technologies Inc.	3,145	22
	Park Aerospace Corp.	1,529	21
	Luxfer Holdings plc	1,767	20
*	Franklin Covey Co.	826	19
	Quad / Graphics Inc.	3,187	19
*	IBEX Holdings Ltd.	659	19
*	Mayville Engineering Co. Inc.	1,188	19
	Karat Packaging Inc.	611	19
*	Hyliion Holdings Corp.	10,961	17
*	Custom Truck One Source Inc.	4,028	17
*	Blade Air Mobility Inc.	4,858	17
	Park-Ohio Holdings Corp.	878	16
*	Target Hospitality Corp.	2,207	16
	Universal Logistics Holdings Inc.	651	16
*	Priority Technology Holdings Inc.	1,915	16
	Safe Bulkers Inc.	4,305	16
*	AerSale Corp.	2,791	16
*	Spire Global Inc.	1,566	16
	Information Services Group Inc.	3,256	15
*	3D Systems Corp.	9,178	14
*	Radiant Logistics Inc.	2,268	13
	Resources Connection Inc.	2,449	13
*	Performant Healthcare Inc.	4,180	13
*	Himalaya Shipping Ltd.	2,120	13
*	L B Foster Co. Class A	638	12
*	Paysign Inc.	2,701	12
*	TrueBlue Inc.	1,922	12
*	Ranpak Holdings Corp.	3,411	11
*	SoundThinking Inc.	693	11
*	Advantage Solutions Inc.	9,015	11
*	Sky Harbour Group Corp.	1,044	11
	Concrete Pumping Holdings Inc.	1,463	10
	Pangaea Logistics Solutions Ltd.	2,203	10
*	Smith-Midland Corp.	321	10
*	Mistras Group Inc.	1,253	9
*	Proficient Auto Logistics Inc.	1,126	9
*,1	Virgin Galactic Holdings Inc.	2,940	9
*	Core Molding Technologies Inc.	472	8
	Eastern Co.	376	8
	Alta Equipment Group Inc.	1,627	8
*	Taylor Devices Inc.	216	8
*	Costamare Bulkers Holdings Ltd.	853	8
*	Ardagh Group SA	848	7
*	VirTra Inc.	1,227	7
*	Ultralife Corp.	899	6
*	Karman Holdings Inc.	146	6
*	Resolute Holdings Management Inc.	149	5
*	Ispire Technology Inc.	1,245	3
			582,551

		Shares	Market Value ($000)
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	656	—
Real Estate (2.6%)
	Prologis Inc.	71,822	7,800
	American Tower Corp.	36,270	7,785
	Welltower Inc.	47,930	7,395
	Equinix Inc.	7,504	6,670
	Digital Realty Trust Inc.	25,688	4,406
	Simon Property Group Inc.	25,196	4,109
	Realty Income Corp.	67,493	3,821
	Public Storage	12,305	3,795
	Crown Castle Inc.	33,637	3,375
*	CBRE Group Inc. Class A	23,447	2,931
	VICI Properties Inc.	81,951	2,599
	Extra Space Storage Inc.	16,146	2,440
*	CoStar Group Inc.	32,114	2,362
	AvalonBay Communities Inc.	10,978	2,270
	Iron Mountain Inc.	22,762	2,247
	Equity Residential	29,642	2,079
	Ventas Inc.	32,343	2,079
	SBA Communications Corp.	8,382	1,944
	Invitation Homes Inc.	47,282	1,593
	Weyerhaeuser Co.	56,972	1,476
	Mid-America Apartment Communities Inc.	9,014	1,412
	Essex Property Trust Inc.	4,933	1,400
	Sun Communities Inc.	9,673	1,194
	Kimco Realty Corp.	50,452	1,073
	UDR Inc.	25,812	1,069
	WP Carey Inc.	17,040	1,069
	American Homes 4 Rent Class A	26,683	1,010
	Regency Centers Corp.	13,991	1,009
	Healthpeak Properties Inc.	54,753	953
	Camden Property Trust	8,097	951
	Alexandria Real Estate Equities Inc.	13,490	947
	Gaming & Leisure Properties Inc.	20,259	946
	Equity LifeStyle Properties Inc.	14,733	937
	Host Hotels & Resorts Inc.	54,784	849
*	Jones Lang LaSalle Inc.	3,741	833
	BXP Inc.	12,259	825
	Lamar Advertising Co. Class A	6,765	815
	Omega Healthcare Investors Inc.	21,028	778
	CubeSmart	17,495	748
*	Zillow Group Inc. Class C	10,703	718
	EastGroup Properties Inc.	3,808	646
	Federal Realty Investment Trust	6,572	628
	Rexford Industrial Realty Inc.	17,027	600
	Brixmor Property Group Inc.	23,400	595
	NNN REIT Inc.	14,174	592
	Agree Realty Corp.	7,550	569
	Vornado Realty Trust	13,602	512
	First Industrial Realty Trust Inc.	10,251	507
	STAG Industrial Inc.	13,743	489
	Ryman Hospitality Properties Inc.	4,555	442
	Terreno Realty Corp.	7,795	440
	Essential Properties Realty Trust Inc.	13,397	435
	CareTrust REIT Inc.	14,743	424
	American Healthcare REIT Inc.	12,072	422
	Healthcare Realty Trust Inc.	26,907	390
	Kite Realty Group Trust	17,136	379
	Americold Realty Trust Inc.	21,947	364
	Cousins Properties Inc.	12,675	356
*	Zillow Group Inc. Class A	5,168	342
	EPR Properties	6,023	335
	Independence Realty Trust Inc.	17,982	334
	Phillips Edison & Co. Inc.	9,041	321
	SL Green Realty Corp.	5,635	320
	Macerich Co.	19,564	317
	Sabra Health Care REIT Inc.	17,157	300
	Kilroy Realty Corp.	8,815	284

		Shares	Market Value ($000)
*	GEO Group Inc.	10,161	276
	Rayonier Inc.	11,616	275
	Millrose Properties Inc.	9,662	269
	Highwoods Properties Inc.	8,372	249
	Tanger Inc.	8,310	248
	National Health Investors Inc.	3,327	241
	PotlatchDeltic Corp.	6,117	241
	Broadstone Net Lease Inc.	15,125	241
	COPT Defense Properties	8,353	229
	HA Sustainable Infrastructure Capital Inc.	9,086	228
	Medical Properties Trust Inc.	48,230	220
	Apple Hospitality REIT Inc.	18,178	211
	Lineage Inc.	4,892	209
	Four Corners Property Trust Inc.	7,534	208
	LXP Industrial Trust	23,431	201
	National Storage Affiliates Trust	5,643	194
	Outfront Media Inc.	11,592	192
*	Cushman & Wakefield plc	18,411	185
	Urban Edge Properties	9,691	176
*	Howard Hughes Holdings Inc.	2,533	173
	Curbline Properties Corp.	7,584	172
	Park Hotels & Resorts Inc.	16,474	171
*	Compass Inc. Class A	28,896	171
	Douglas Emmett Inc.	11,814	168
	Acadia Realty Trust	8,254	159
	InvenTrust Properties Corp.	5,388	151
	Sunstone Hotel Investors Inc.	16,177	145
	DigitalBridge Group Inc.	12,700	140
	St. Joe Co.	2,965	133
	Global Net Lease Inc.	16,898	131
	DiamondRock Hospitality Co.	16,968	130
	LTC Properties Inc.	3,561	126
	Innovative Industrial Properties Inc.	2,244	124
	Elme Communities	7,339	118
	Getty Realty Corp.	4,008	117
	Newmark Group Inc. Class A	10,453	115
	JBG SMITH Properties	6,475	111
	Alexander & Baldwin Inc.	6,067	109
	NETSTREIT Corp.	6,417	103
	Xenia Hotels & Resorts Inc.	8,152	100
*	Redfin Corp.	9,756	97
	Veris Residential Inc.	6,313	96
	Paramount Group Inc.	15,926	96
	UMH Properties Inc.	5,624	94
	RLJ Lodging Trust	12,131	89
	Empire State Realty Trust Inc. Class A	11,423	88
	Pebblebrook Hotel Trust	9,587	88
	Uniti Group Inc.	20,075	86
	Apartment Investment & Management Co. Class A	10,611	85
	Centerspace	1,332	85
	Piedmont Office Realty Trust Inc. Class A	10,411	74
	American Assets Trust Inc.	3,634	72
	Easterly Government Properties Inc.	3,290	72
	Brandywine Realty Trust	14,084	60
	Safehold Inc.	3,851	58
	eXp World Holdings Inc.	6,681	57
	Plymouth Industrial REIT Inc.	3,463	56
	Kennedy-Wilson Holdings Inc.	8,642	55
	NexPoint Residential Trust Inc.	1,604	55
	Gladstone Commercial Corp.	3,673	53
	Diversified Healthcare Trust	16,657	52
	Whitestone REIT	4,150	51
	Armada Hoffler Properties Inc.	6,405	45
	Universal Health Realty Income Trust	1,124	45
	CBL & Associates Properties Inc.	1,753	44
	Farmland Partners Inc.	3,837	43
	CTO Realty Growth Inc.	2,303	42
	Peakstone Realty Trust REIT	3,314	41
	SITE Centers Corp.	3,427	41
	Community Healthcare Trust Inc.	2,407	39

		Shares	Market Value ($000)
	Marcus & Millichap Inc.	1,342	39
	Summit Hotel Properties Inc.	8,835	39
*	NET Lease Office Properties	1,253	39
*	Real Brokerage Inc.	8,928	37
	One Liberty Properties Inc.	1,487	36
	Alexander's Inc.	148	33
*	Opendoor Technologies Inc.	51,037	33
*	FRP Holdings Inc.	1,158	31
*	Tejon Ranch Co.	1,834	31
	Global Medical REIT Inc.	4,697	30
	Saul Centers Inc.	866	29
*	Forestar Group Inc.	1,486	28
	Gladstone Land Corp.	2,771	27
	Service Properties Trust	11,768	27
*	Anywhere Real Estate Inc.	7,081	25
	Chatham Lodging Trust	3,272	23
	Postal Realty Trust Inc. Class A	1,613	22
	Hudson Pacific Properties Inc.	9,239	17
	RMR Group Inc. Class A	1,044	16
	Alpine Income Property Trust Inc.	1,042	16
	City Office REIT Inc.	3,154	15
	BRT Apartments Corp.	794	13
*	Seaport Entertainment Group Inc.	557	11
	Braemar Hotels & Resorts Inc.	4,387	10
	Smartstop Self Storage REIT Inc.	265	10
	Strawberry Fields REIT Inc.	854	9
*	Maui Land & Pineapple Co. Inc.	424	7
			113,827
Technology (34.0%)
	Microsoft Corp.	578,801	266,457
	NVIDIA Corp.	1,820,902	246,058
	Apple Inc.	1,146,533	230,281
	Meta Platforms Inc. Class A	170,476	110,381
	Broadcom Inc.	357,842	86,623
	Alphabet Inc. Class A	457,402	78,554
	Alphabet Inc. Class C	377,573	65,263
*	Palantir Technologies Inc. Class A	159,966	21,080
	Oracle Corp.	124,330	20,580
	Salesforce Inc.	71,911	19,083
	International Business Machines Corp.	71,374	18,490
*	ServiceNow Inc.	15,972	16,149
	Intuit Inc.	21,242	16,005
*	Adobe Inc.	33,869	14,059
*	Advanced Micro Devices Inc.	125,107	13,853
	Texas Instruments Inc.	70,839	12,953
	QUALCOMM Inc.	86,895	12,617
	Applied Materials Inc.	63,326	9,926
*	Palo Alto Networks Inc.	50,280	9,675
*	Crowdstrike Holdings Inc. Class A	17,869	8,423
	Amphenol Corp. Class A	91,629	8,240
	Analog Devices Inc.	38,505	8,239
	Micron Technology Inc.	85,589	8,085
	Lam Research Corp.	99,832	8,065
*	AppLovin Corp. Class A	20,349	7,997
	KLA Corp.	10,349	7,833
*	MicroStrategy Inc. Class A	17,942	6,622
	Intel Corp.	336,960	6,588
*	Cadence Design Systems Inc.	21,165	6,076
*	DoorDash Inc. Class A	27,407	5,718
*	Synopsys Inc.	11,977	5,557
*	Fortinet Inc.	49,002	4,987
*	Snowflake Inc. Class A	24,162	4,969
*	Autodesk Inc.	16,717	4,950
	Roper Technologies Inc.	8,295	4,730
*	Workday Inc. Class A	16,429	4,070
	Marvell Technology Inc.	66,431	3,998
*	Cloudflare Inc. Class A	23,512	3,900
	Cognizant Technology Solutions Corp. Class A	38,519	3,120
	Vertiv Holdings Co. Class A	27,990	3,021

		Shares	Market Value ($000)
	Corning Inc.	59,919	2,971
*	Datadog Inc. Class A	23,487	2,769
*	Atlassian Corp. Ltd. Class A	12,503	2,596
*	Gartner Inc.	5,782	2,523
	Monolithic Power Systems Inc.	3,651	2,417
	Microchip Technology Inc.	41,468	2,407
	Dell Technologies Inc. Class C	21,575	2,401
*	HubSpot Inc.	3,829	2,259
*	ANSYS Inc.	6,822	2,257
*	GoDaddy Inc. Class A	10,784	1,964
*	Zscaler Inc.	7,118	1,962
*	Tyler Technologies Inc.	3,324	1,918
	CDW Corp.	10,507	1,895
	HP Inc.	73,434	1,829
	Hewlett Packard Enterprise Co.	103,237	1,784
	VeriSign Inc.	6,441	1,755
*	Zoom Communications Inc.	20,588	1,673
	Leidos Holdings Inc.	10,388	1,543
*	PTC Inc.	9,135	1,538
*	Toast Inc. Class A	36,422	1,536
	NetApp Inc.	15,476	1,535
*	Super Micro Computer Inc. (XNGS)	38,203	1,529
*	Nutanix Inc. Class A	19,715	1,512
*	Pinterest Inc. Class A	46,272	1,440
*	Twilio Inc. Class A	12,033	1,416
*	Western Digital Corp.	27,237	1,404
	Jabil Inc.	8,315	1,397
*	ON Semiconductor Corp.	33,159	1,393
*	Docusign Inc.	15,675	1,389
*	Guidewire Software Inc.	6,422	1,381
	SS&C Technologies Holdings Inc.	16,815	1,359
*	Okta Inc.	12,671	1,307
*	Pure Storage Inc. Class A	24,179	1,296
*	F5 Inc.	4,484	1,280
*	Dynatrace Inc.	23,306	1,259
	Gen Digital Inc. (XNGS)	41,671	1,187
*	MongoDB Inc.	5,575	1,053
	Paycom Software Inc.	3,998	1,036
	Teradyne Inc.	12,269	964
*	Akamai Technologies Inc.	11,738	891
*	Manhattan Associates Inc.	4,631	874
	Skyworks Solutions Inc.	12,158	839
	Entegris Inc.	11,818	812
	Amdocs Ltd.	8,663	795
*	Astera Labs Inc.	8,345	757
*	EPAM Systems Inc.	4,293	749
*	Coherent Corp.	9,813	742
*	CACI International Inc. Class A	1,711	732
	TD SYNNEX Corp.	5,857	711
*	Dayforce Inc.	11,663	689
*	Kyndryl Holdings Inc.	17,578	686
*	Credo Technology Group Holding Ltd.	10,855	662
*	Fabrinet	2,785	649
*	Unity Software Inc.	24,774	646
*	IonQ Inc.	15,277	616
*	Commvault Systems Inc.	3,328	610
	Match Group Inc.	19,953	597
*	MACOM Technology Solutions Holdings Inc.	4,900	596
*	Maplebear Inc.	12,821	586
*	Procore Technologies Inc.	8,249	554
	KBR Inc.	10,511	549
*	Elastic NV	6,768	547
*	Qorvo Inc.	7,167	545
	Bentley Systems Inc. Class B	11,216	535
	Universal Display Corp.	3,614	518
*	Dropbox Inc. Class A	17,030	491
*	Lattice Semiconductor Corp.	10,565	475
*	UiPath Inc. Class A	34,316	457
*	Gitlab Inc. Class A	9,971	454
*	Arrow Electronics Inc.	3,775	447

		Shares	Market Value ($000)
*	Confluent Inc. Class A	19,195	442
	Science Applications International Corp.	3,769	435
*	Rambus Inc.	8,106	433
*	Box Inc. Class A	11,153	422
*	Varonis Systems Inc.	8,711	415
*	Cirrus Logic Inc.	4,144	408
*	SPS Commerce Inc.	2,885	406
*	Q2 Holdings Inc.	4,454	390
*	Qualys Inc.	2,806	389
*	SentinelOne Inc. Class A	21,395	377
*	Appfolio Inc. Class A	1,731	366
*	Sanmina Corp.	4,221	357
*	Novanta Inc.	2,873	356
	Dolby Laboratories Inc. Class A	4,742	352
	Pegasystems Inc.	3,568	350
*	Onto Innovation Inc.	3,802	350
*	Sandisk Corp.	8,892	335
	Advanced Energy Industries Inc.	2,896	332
*	CCC Intelligent Solutions Holdings Inc.	37,627	330
*	Globant SA	3,241	318
	Avnet Inc.	6,253	313
*	Tenable Holdings Inc.	9,422	304
*	Silicon Laboratories Inc.	2,387	288
*	Sitime Corp.	1,465	287
*	Insight Enterprises Inc.	2,066	269
*	Workiva Inc.	3,994	269
*	GLOBALFOUNDRIES Inc.	7,460	267
*	SoundHound AI Inc. Class A	26,323	266
*	Plexus Corp.	1,992	261
*	Freshworks Inc. Class A	16,308	249
*	BlackLine Inc.	4,311	241
*	TTM Technologies Inc.	8,075	241
*	Parsons Corp.	3,638	236
*	D-Wave Quantum Inc.	14,388	235
*	C3.ai Inc. Class A	8,763	233
*	Intapp Inc.	4,209	232
	Dun & Bradstreet Holdings Inc.	24,521	221
*	Allegro MicroSystems Inc.	8,686	220
*	Alarm.com Holdings Inc.	3,790	218
*	DXC Technology Co.	14,351	218
*	Cargurus Inc.	6,939	217
*	Semtech Corp.	5,785	216
*	Impinj Inc.	1,873	214
	Progress Software Corp.	3,376	208
	Concentrix Corp.	3,723	208
*	ZoomInfo Technologies Inc.	21,493	205
	Power Integrations Inc.	4,082	203
*	Blackbaud Inc.	3,223	201
*	IAC Inc.	5,505	198
*	Yelp Inc.	5,123	196
*	AvePoint Inc.	10,251	191
*	Rigetti Computing Inc.	15,492	188
*	Zeta Global Holdings Corp. Class A	14,178	186
*	FormFactor Inc.	6,151	184
*	Synaptics Inc.	3,114	183
*	Cleanspark Inc.	20,702	179
*	Agilysys Inc.	1,662	176
*	Braze Inc. Class A	4,755	175
*	PAR Technology Corp.	2,650	174
*	LiveRamp Holdings Inc.	5,279	172
	Clear Secure Inc. Class A	6,969	172
*	RingCentral Inc. Class A	6,603	171
*	Vertex Inc. Class A	4,284	170
	Amkor Technology Inc.	9,200	166
*	Magnite Inc.	10,060	165
*	nCino Inc.	6,144	162
*	Diodes Inc.	3,620	161
*	DoubleVerify Holdings Inc.	11,590	159
	CSG Systems International Inc.	2,394	158
*	Five9 Inc.	5,976	158

		Shares	Market Value ($000)
*	Ambarella Inc.	3,010	158
*	Informatica Inc. Class A	6,493	156
*	Core Scientific Inc.	14,496	154
*	Teradata Corp.	6,954	153
*	ePlus Inc.	2,117	151
*	DigitalOcean Holdings Inc.	5,225	148
*	IPG Photonics Corp.	2,198	146
*	Axcelis Technologies Inc.	2,566	145
	Vishay Intertechnology Inc.	10,096	142
*	Clarivate plc	33,014	139
	Kulicke & Soffa Industries Inc.	4,216	136
*	NetScout Systems Inc.	5,695	130
*,1	Trump Media & Technology Group Corp.	6,098	130
*	NCR Voyix Corp.	11,376	126
*	Alkami Technology Inc.	4,336	124
*	Asana Inc. Class A	6,518	117
	Adeia Inc.	9,006	116
*	Rapid7 Inc.	4,939	113
*	Xometry Inc. Class A	3,412	113
	Benchmark Electronics Inc.	2,934	107
*	Appian Corp. Class A	3,319	105
*	Applied Digital Corp.	15,336	105
*	PagerDuty Inc.	7,189	103
*	Ziff Davis Inc.	3,129	101
*	Rogers Corp.	1,510	101
*	Schrodinger Inc.	4,675	101
	A10 Networks Inc.	5,749	99
*	Hut 8 Corp.	6,480	99
*	Diebold Nixdorf Inc.	2,045	99
	CTS Corp.	2,332	95
*	ACM Research Inc. Class A	3,974	90
*	Sprout Social Inc. Class A	4,058	89
*	Verint Systems Inc.	4,984	87
*	Innodata Inc.	2,210	87
*	Veeco Instruments Inc.	4,392	85
*	Photronics Inc.	5,010	84
*	Sprinklr Inc. Class A	9,298	78
*	NextNav Inc.	6,195	78
	Sapiens International Corp. NV	2,685	77
*	MaxLinear Inc.	6,660	76
*	ScanSource Inc.	1,857	75
*	Terawulf Inc.	21,388	75
*	Penguin Solutions Inc.	4,177	74
*	Olo Inc. Class A	8,486	74
*	Amplitude Inc. Class A	5,901	73
*	Fastly Inc. Class A	9,920	72
*	Jamf Holding Corp.	6,788	71
*	Blend Labs Inc. Class A	19,024	70
*	Ultra Clean Holdings Inc.	3,522	68
*	PROS Holdings Inc.	3,837	67
*	Cohu Inc.	3,728	64
*	Ibotta Inc. Class A	1,258	63
	PC Connection Inc.	954	62
*	Grid Dynamics Holdings Inc.	4,609	58
*	Couchbase Inc.	3,136	57
*	Yext Inc.	7,965	53
*	Vimeo Inc.	12,084	53
*	Life360 Inc.	827	53
	OneSpan Inc.	3,254	52
*	Ouster Inc.	4,261	52
*	Cipher Mining Inc.	16,195	51
	Hackett Group Inc.	2,010	49
*	nLight Inc.	3,246	49
*	E2open Parent Holdings Inc.	15,259	49
*	Navitas Semiconductor Corp.	9,651	49
*	Daktronics Inc.	3,204	48
	Xerox Holdings Corp.	9,743	48
*	N-able Inc.	6,102	48
*	Groupon Inc.	1,606	47
*	Angi Inc.	2,983	47

		Shares	Market Value ($000)
*	PDF Solutions Inc.	2,530	45
	Simulations Plus Inc.	1,423	45
*	Bumble Inc. Class A	7,938	45
*	MeridianLink Inc.	2,649	44
*	Domo Inc. Class B	3,397	43
*	Alpha & Omega Semiconductor Ltd.	2,023	43
	Red Violet Inc.	895	43
*	Ichor Holdings Ltd.	2,654	42
*	Grindr Inc.	1,730	42
*	EverQuote Inc. Class A	1,754	40
	Climb Global Solutions Inc.	359	40
*	Kimball Electronics Inc.	2,173	39
	Shutterstock Inc.	2,123	39
*,1	indie Semiconductor Inc. Class A	14,316	38
*	CEVA Inc.	1,992	37
*	PubMatic Inc. Class A	3,169	37
*	Consensus Cloud Solutions Inc.	1,649	36
*	Mitek Systems Inc.	3,576	34
*	Weave Communications Inc.	3,484	34
*,1	CoreWeave Inc. Class A	299	33
	NVE Corp.	448	32
*	BigCommerce Holdings Inc. Series 1	6,133	31
*	NerdWallet Inc. Class A	2,770	29
*	Aeva Technologies Inc.	1,565	29
*	Digital Turbine Inc.	5,920	28
*	Unisys Corp.	5,903	28
*	BigBear.ai Holdings Inc.	6,822	28
	Ingram Micro Holding Corp.	1,438	28
*	Cerence Inc.	3,143	27
*	SEMrush Holdings Inc. Class A	2,657	26
	Methode Electronics Inc.	3,159	25
*	Bandwidth Inc. Class A	1,703	24
*	Mediaalpha Inc. Class A	2,323	24
*	Bit Digital Inc.	9,820	23
*	Asure Software Inc.	2,258	22
*	SkyWater Technology Inc.	2,182	20
*	Kaltura Inc.	8,750	19
*	Nextdoor Holdings Inc.	12,477	19
*	TechTarget Inc.	2,377	19
	ReposiTrak Inc.	837	18
*	Aehr Test Systems	1,923	18
*,1	MicroVision Inc.	14,665	16
*	Backblaze Inc. Class A	2,846	16
*	Digimarc Corp.	1,151	15
*	Arteris Inc.	1,965	15
	Immersion Corp.	1,921	14
*	Viant Technology Inc. Class A	1,006	14
*	Eventbrite Inc. Class A	5,327	13
*	Tucows Inc. Class A	649	13
*	Definitive Healthcare Corp.	3,815	13
*	SmartRent Inc.	15,486	13
*	Getty Images Holdings Inc.	7,282	13
*	Rimini Street Inc.	3,927	12
*,1	Wolfspeed Inc.	10,388	12
*	Telos Corp.	3,974	10
*	Everspin Technologies Inc.	1,607	9
*	WM Technology Inc.	9,106	9
*	Rekor Systems Inc.	6,833	8
*	Vivid Seats Inc. Class A	5,372	8
	Richardson Electronics Ltd.	731	7
*	AudioEye Inc.	529	6
*	QuickLogic Corp.	987	5
*	SailPoint Inc.	237	4
*	FiscalNote Holdings Inc.	3,899	2
			1,506,244
Telecommunications (2.1%)
	Cisco Systems Inc.	310,936	19,601
	AT&T Inc.	558,363	15,523
	Verizon Communications Inc.	328,305	14,432

		Shares	Market Value ($000)
	Comcast Corp. Class A	291,616	10,081
	T-Mobile US Inc.	36,515	8,844
*	Arista Networks Inc.	79,768	6,911
	Motorola Solutions Inc.	12,830	5,329
*	Charter Communications Inc. Class A	7,140	2,829
	Juniper Networks Inc.	25,527	917
*	Ciena Corp.	11,301	905
*	Liberty Broadband Corp. Class C	8,199	769
*	Roku Inc.	9,884	716
*	Frontier Communications Parent Inc.	19,126	693
	InterDigital Inc.	1,905	414
*	Lumentum Holdings Inc.	5,450	394
*	Lumen Technologies Inc.	80,260	315
	Telephone & Data Systems Inc.	7,901	272
*,1	AST SpaceMobile Inc.	10,468	242
	Iridium Communications Inc.	9,087	231
*	Calix Inc.	4,775	221
*	EchoStar Corp. Class A	9,529	169
*	Extreme Networks Inc.	10,378	163
*	Viavi Solutions Inc.	17,781	162
	Cogent Communications Holdings Inc.	3,528	161
*	Liberty Broadband Corp. Class A	1,734	161
*	Liberty Global Ltd. Class A	13,540	130
	Ubiquiti Inc.	324	128
*	Liberty Global Ltd. Class C	12,276	121
*	CommScope Holding Co. Inc.	17,244	104
*	fuboTV Inc.	26,425	97
*	Digi International Inc.	2,878	93
*	Viasat Inc.	10,475	91
*	Harmonic Inc.	8,881	80
	IDT Corp. Class B	1,131	70
*	Globalstar Inc.	3,751	69
	Cable One Inc.	460	67
*	NETGEAR Inc.	2,068	61
*	Gogo Inc.	5,113	54
*	Liberty Latin America Ltd. Class C	10,634	53
*	ADTRAN Holdings Inc.	6,549	53
*	Applied Optoelectronics Inc.	3,265	50
	Shenandoah Telecommunications Co.	3,870	49
*	Powerfleet Inc. NJ	8,083	37
*	Clearfield Inc.	861	32
	Spok Holdings Inc.	1,795	29
*	Xperi Inc.	3,264	25
*	Ooma Inc.	1,790	24
*	Anterix Inc.	881	23
*	Ribbon Communications Inc.	6,111	21
*	8x8 Inc.	11,443	19
*	WideOpenWest Inc.	3,435	15
*	Aviat Networks Inc.	681	15
	ATN International Inc.	729	10
*	Lightwave Logic Inc.	9,127	9
*,3	GCI Liberty Inc.	5,064	—
			92,084
Utilities (2.7%)
	NextEra Energy Inc.	159,980	11,301
	Southern Co.	85,385	7,685
	Waste Management Inc.	31,186	7,515
	Constellation Energy Corp.	24,486	7,496
	Duke Energy Corp.	60,128	7,078
	American Electric Power Co. Inc.	41,377	4,282
	Vistra Corp.	26,143	4,198
	Republic Services Inc.	15,953	4,105
	Sempra	49,108	3,859
	Dominion Energy Inc.	65,167	3,693
	Exelon Corp.	77,853	3,412
	Public Service Enterprise Group Inc.	38,763	3,141
	Xcel Energy Inc.	44,730	3,136
	PG&E Corp.	169,447	2,860
	Consolidated Edison Inc.	27,112	2,833

		Shares	Market Value ($000)
	Entergy Corp.	32,938	2,743
	WEC Energy Group Inc.	24,416	2,623
	NRG Energy Inc.	15,821	2,467
	DTE Energy Co.	15,984	2,184
	American Water Works Co. Inc.	15,177	2,170
	Ameren Corp.	20,779	2,013
	PPL Corp.	57,788	2,008
	FirstEnergy Corp.	45,041	1,889
	CenterPoint Energy Inc.	50,497	1,881
	Eversource Energy	28,769	1,865
	Atmos Energy Corp.	12,021	1,859
	Edison International	29,880	1,663
	CMS Energy Corp.	23,069	1,620
	NiSource Inc.	36,447	1,441
	Alliant Energy Corp.	19,740	1,228
	Evergy Inc.	16,936	1,125
*	Clean Harbors Inc.	3,996	906
	Pinnacle West Capital Corp.	8,663	790
	Essential Utilities Inc.	19,438	749
	OGE Energy Corp.	15,293	680
	UGI Corp.	17,158	619
	National Fuel Gas Co.	7,022	580
*	Casella Waste Systems Inc. Class A	4,894	574
	AES Corp.	55,112	556
	IDACORP Inc.	4,271	508
	Brookfield Infrastructure Corp. Class A (XTSE)	9,680	383
	TXNM Energy Inc.	6,711	380
	New Jersey Resources Corp.	7,814	359
	Southwest Gas Holdings Inc.	4,905	352
	Ormat Technologies Inc. (XNYS)	4,576	340
	Spire Inc.	4,477	337
	Portland General Electric Co.	7,864	333
	Black Hills Corp.	5,523	323
[1]	Brookfield Renewable Corp. (XTSE)	10,786	317
	ONE Gas Inc.	4,125	308
	ALLETE Inc.	4,239	276
	Northwestern Energy Group Inc.	4,906	271
	MDU Resources Group Inc.	15,148	260
	Avista Corp.	6,341	244
	MGE Energy Inc.	2,661	240
	American States Water Co.	3,008	237
	California Water Service Group	4,705	222
	Chesapeake Utilities Corp.	1,779	217
*	NuScale Power Corp.	6,764	216
	Clearway Energy Inc. Class A	6,762	195
*	Hawaiian Electric Industries Inc.	12,927	138
*	Sunrun Inc.	17,786	133
	H2O America	2,449	129
	Northwest Natural Holding Co.	3,128	128
	Middlesex Water Co.	1,401	81
	Unitil Corp.	1,347	74
	Clearway Energy Inc. Class C	2,068	64
*	Enviri Corp.	7,093	58
*,1	NANO Nuclear Energy Inc.	1,907	58
	Aris Water Solutions Inc. Class A	2,344	52
	Excelerate Energy Inc. Class A	1,447	41
	York Water Co.	1,148	38
	Consolidated Water Co. Ltd.	1,422	38
	Genie Energy Ltd. Class B	1,165	25
*	Pure Cycle Corp.	1,650	18
*	Arq Inc.	1,882	9
*	Cadiz Inc.	2,631	8
*	Net Power Inc.	1,534	3
			120,240
Total Common Stocks (Cost $3,045,605)			4,414,367
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	120	1

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 4.342% (Cost $8,089)	80,896	8,089
Total Investments (99.9%) (Cost $3,053,694)			4,422,457
Other Assets and Liabilities—Net (0.1%)			3,922
Net Assets (100%)			4,426,379
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,071.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $77, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,311 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	14	1,448	79
E-mini S&P 500 Index	June 2025	36	10,649	574
				653
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,414,354	7	6	4,414,367
Warrants	—	1	—	1
Temporary Cash Investments	8,089	—	—	8,089
Total	4,422,443	8	6	4,422,457
Derivative Financial Instruments
Assets
Futures Contracts[1]	653	—	—	653
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.